UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, N.W.
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Institutional Liquid Assets

► Federal Portfolio

► Money Market Portfolio

► Prime Obligations Portfolio

► Tax-Exempt California Portfolio

► Tax-Exempt Diversified Portfolio

► Tax-Exempt New York Portfolio

► Treasury Instruments Portfolio

► Treasury Obligations Portfolio

ANNUAL REPORT
December 31, 2008

Goldman Sachs Trust Institutional Liquid Assets Portfolios

TABLE OF CONTENTS

Letter to Shareholders	1
Sector Allocations	5
Schedules of Investments	7
Financial Statements	44
Notes to Financial Statements	52
Financial Highlights	64
Report of Independent Registered Public Accounting Firm	72
Other Information	73

Letter to Shareholders

Dear Shareholders:

We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Institutional Liquid Assets (ILA) Portfolios during the 12-month reporting period that ended December 31, 2008.

Economic and Money Market Review

The first quarter of 2008 was very similar to the fourth quarter of 2007 for the U.S. economy, with softening growth evident from the continued weakness in the housing market, falling consumer confidence and the deteriorating labor market. The financial markets had much to contend with, including massive writedowns from financial institutions due to losses on subprime mortgages, rating downgrades of subprime collateralized debt obligations (CDOs), higher oil prices, dislocated LIBOR rates and continued depreciation of the U.S. dollar. The credit markets continued to experience massive liquidity problems as concerns about the subprime mortgage market led to reduced risk appetite in other asset classes. The Federal Reserve Board (the “Fed”) lowered interest rates 200 basis points during the first quarter and took unprecedented steps to restore liquidity and stave off a financial crisis by creating three new liquidity facilities. These were: 1) the $200 billion Term Securities Lending Facility (TSLF); 2) the Primary Dealer Credit Facility (PDCF) with no specified limit; and 3) a lending facility specifically for Bear Stearns of $30 billion.

In the second quarter of 2008, the macro backdrop was dominated by the fallout from the housing market crisis, tight credit markets and rising commodity prices, the latter primarily driven by higher oil prices. This was evidenced by the S&P/Case-Shiller home price index which showed prices dropping 15.3% year-over-year and oil surpassing $140 a barrel. These factors weighed heavily on consumers, with consumer sentiment, as measured by the University of Michigan survey, falling to a 50-year low. The Fed found itself faced with the conundrum of containing inflation expectations resulting from higher food and energy prices, while providing enough stimulus to maintain positive economic growth in the face of a slowing economy. The Fed reduced rates another 25 basis points in April and then remained on hold for the rest of the quarter. In the statement for its June meeting, the Federal Open Market Committee (“FOMC”) noted that, “Although downside risks to growth remain, they appear to have diminished somewhat, and the upside risks to inflation and inflation expectations have increased.”

The U.S. financial system was shaken even further in the third quarter, forcing the government to take a host of ad hoc measures in attempt to shore up investor confidence. The first major action taken by the government was to place ailing mortgage giants Fannie Mae and Freddie Mac into conservatorship. Additionally, the Federal Reserve Bank of New York saved the world’s largest insurance company, AIG, from the brink of failure by providing the company with an $85 billion loan. Widespread investor panic was further fuelled by the bankruptcy filing of Lehman Brothers, the sale of Merrill Lynch to Bank of America and the failure of Washington Mutual, which was the largest bank failure ever, and its subsequent sale to JP Morgan. Further disruptions occurred in mid-September, when the Reserve Primary Fund’s Market-Based net asset value (NAV) fell below $1 per share after losses on debt issued by Lehman Brothers. This was the first time in fourteen years a money market mutual fund “broke the buck.” The U.S. Treasury subsequently announced a Temporary Guarantee Program for Money Market Funds (the “Program”). The Program offers federal insurance for shareholder balances in the funds that have been accepted, up to the amounts held in those funds as of September 19, 2008. The coverage was initially for a three-month period, but it has been extended until April 30, 2009. The Treasury Secretary has the option of extending the Program to September 30, 2009. Furthermore, the funding markets essentially reached a standstill during the third quarter, with 3-month LIBOR rising 124

Letter to Shareholders
(continued)

basis points to end September at 4.05%. The yield on the 90-day T-bill dropped sharply, falling 81 basis points to 0.90% during the third quarter, amid an extreme flight to quality. As the markets remained volatile, the U.S. Treasury Department continued to implement strategies to restore confidence in the banking system and assist institutions in receiving short-term funding via the Troubled Asset Relief Program (TARP).

In the fourth quarter, the Treasury announced the Capital Purchase Program, which is part of TARP, and will allow the Treasury to purchase up to $250 billion of senior preferred shares in financial institutions. This action helped relieve some stress in the funding markets. The FOMC decided to establish a target range for the federal funds rate of 0-0.25%, marking the end of conventional easing. The Fed began to pursue unconventional approaches in hopes of stimulating aggregate demand. Consumer confidence fell in December to the lowest level on record as falling equity and home prices, tightening credit and the highest unemployment rate in 15 years took a toll on the consumer. Non-farm payroll declined 524,000 in December, roughly in line with consensus, with downward revisions totaling 154,000 jobs in prior months. The economy lost 2.6 million jobs in 2008, including 1.9 million over the last four months of the year. The unemployment rate rose from 6.8% to 7.2% from November 2008 to the end of the year.

Strategy

Taxable Funds—In the first quarter of 2008, we focused primarily on purchasing short dated commercial paper for the Funds as the liquidity crunch continued throughout most of the three month period. We maintained a high percentage in overnight liquidity and, as conditions in the markets stabilized with the multiple actions by the Fed, we focused on buying paper in the three- and six-month sectors when we saw value on that part of the yield curve.

In the second quarter of 2008, we continued to focus on maintaining a high percentage in short term liquidity. We were also able to take advantage of dislocations in the 3-6 month part of the yield curve prior to quarter end and opportunistically added positions in these sectors.

In the third and fourth quarters of 2008, we continued to focus on maintaining a high percentage of liquidity in the Funds due to increased volatility in almost every major macro risk market. As a result of this unprecedented volatility, the short end of the Treasury market rallied aggressively, as the flight-to-quality trade reached an all-time high. The demand for Treasury bills drove yields down to zero on several occasions, as investors sought the safe haven of government-backed investments. With the fed funds target rate now in a low range of 0%-0.25%, we have seen investors begin shifting assets back into the Commercial Paper Money Market Funds. The current weighted average maturity target for the Funds is between 34-50 days.

Tax-Exempt Funds—In the first quarter of 2008, we focused on purchasing securities primarily on the shorter end of the yield curve for the tax-exempt funds as supply in the longer end was limited. In conjunction with the taxable funds, we witnessed volatility during most of the quarter. Toward the end of the quarter, we purchased fixed rate paper in the three-month to one-year sector, which enabled us to add duration in anticipation of further Fed easing.

In the second quarter of 2008, we were able to extend the duration in the tax exempt funds due to seasonal fiscal year municipal cash flow note issuance. We experienced shareholder redemptions due to personal income tax liabilities, however, cash inflows brought the Funds to neutral asset levels. We traded out of lower yielding securities and purchased tax-exempt commercial paper in the three-month to one-year sector when we found value on that part of the curve.

In the third quarter of 2008, tax-exempt yields backed up considerably given supply and demand technicals.

Letter to Shareholders
(continued)

Variable rate demand notes (VRDNs) continued to be very attractive relative to their taxable counterparts. As a result of the volatility in the market, we focused on keeping the Funds very liquid and maintained duration between 25-35 days.

In the beginning of the fourth quarter of 2008, VRDNs were attractive relative to their taxable counterparts, with supply heavily concentrated in a few liquidity providers. When possible, we extended the duration of the Funds through purchasing in the 3 month-1 year part of the curve in fixed rate paper. We also purchased one-year paper to extend maturities before the Fed’s December meeting. As was the case with the taxable Funds, we focused on managing liquidity and kept duration short as we approached year-end. The weighted average maturity is now in the 31-37 day range.

Summary of ILA Portfolios Institutional
Units/Shares* as of
December 31, 2008

		SEC 7-Day	SEC 7-Day	30 Day	Weighted Avg.
ILA	7-Day	Current	Effective	Average	Maturity
Portfolios	Dist. Yield	Yield	Yield	Yield	(days)
Federal Portfolio	1.13%	1.04%	1.05%	1.22%	50
Money Market Portfolio	1.26	1.31	1.32	1.27	34
Prime-Obligation Portfolio	1.31	1.38	1.39	1.35	36
Tax-Exempt California Portfolio	0.52	0.52	0.52	0.34	37
Tax-Exempt Diversified Portfolio	0.80	0.80	0.81	0.65	37
Tax-Exempt N.Y. Portfolio	0.71	0.71	0.71	0.51	31
Treasury Instruments Portfolio	0.31	-0.07	-0.07	0.36	44
Treasury Obligations Portfolio	0.10	-0.07	-0.07	0.15	44

*	ILA offers three separate classes of units (Institutional, Administration, Service) and one class of shares (Cash Management), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Institutional Class does not have a service fee. The Administration Units pay 0.15% of the average daily net assets attributable to Administration Units. The Service Units pay 0.40% of the average daily net assets attributable to Service Units. The Cash Management Shares pay a service fee of up to 0.50% and a distribution (12b-1) fee of up to 0.50% of the average daily net assets attributable to Cash Management Shares. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C Units, which are subject to distribution (12b-1) and personal and account maintenance service fees equal to 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units, and may be subject to contingent sales charges. If these fees and/or sub-charges were reflected in the above performance, performance would have been reduced. From time to time Goldman Sachs Asset Management may voluntarily waive a portion of the existing distribution and/or service fees of the Portfolios. An investment in any of the ILA Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency (except for certain portfolio’s participating in the Treasury Guarantee Program). Although the Portfolios seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Portfolios.

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund.

Letter to Shareholders
(continued)

The Standardized 7-Day Current Yield and Standardized 7-Day Effective Yield of a fund are calculated in accordance with securities industry regulations and do not include capital gains. Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services while seeking to provide competitive performance.

Goldman Sachs Money Market Management Team

January 28, 2009

Sector Allocations†
Taxable Portfolios

As of December 31, 2008

		Money	Prime	Treasury	Treasury
Security Type (Percentage of Net Assets)	Federal	Market	Obligations	Instruments	Obligations
Bank Notes	—	—	1.6%	—	—
Certificates of Deposit	—	—	0.7	—	—
Certificates of Deposit — Eurodollar	—	—	—	—	—
Certificates of Deposit — Yankeedollar	—	5.0%	—	—	—
Commercial Paper & Corporate Obligations	—	62.4	63.3	—	—
Master Demand Notes	—	2.1	—	—	—
Medium-Term Notes	—	—	—	—	—
Repurchase Agreements	—	16.1	12.9	—	43.2%
U.S. Government Agency Obligations	92.0%	8.6	14.7	—	—
U.S. Treasury Obligations	11.8	—	—	100.0%	56.8
Variable Rate Obligations	—	5.7	6.7	—	—

As of December 31, 2007

		Money	Prime	Treasury	Treasury
Security Type (Percentage of Net Assets)	Federal	Market	Obligations	Instruments	Obligations
Bank Notes	—	—	0.6%	—	—
Certificates of Deposit	—	—	3.1	—	—
Certificates of Deposit — Eurodollar	—	0.4%	—	—	—
Certificates of Deposit — Yankeedollar	—	12.8	—	—	—
Commercial Paper & Corporate Obligations	—	38.2	53.1	—	—
Master Demand Notes	—	1.1	0.7	—	—
Medium-Term Notes	—	—	0.1	—	—
Repurchase Agreements	—	24.4	21.7	—	73.4%
U.S. Government Agency Obligations	99.7%	1.1	1.9	—	—
U.S. Treasury Obligations	—	—	—	100.0%	26.5
Variable Rate Obligations	—	21.6	18.7	—	—

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the tables above may not sum to 100% due to the exclusion of other assets and liabilities.

Sector Allocations†

Tax-Exempt Portfolios

As of December 31, 2008

	Tax-Exempt	Tax-Exempt	Tax-Exempt
Security Type (Percentage of Net Assets)	California	Diversified	New York
Commercial Paper	15.2%	11.8%	7.2%
General Obligation Bond	0.5	4.3	1.6
Put Bonds	3.1	3.6	1.1
Revenue Anticipation Notes	0.7	1.0	3.0
Revenue Bonds	0.6	2.5	7.1
Bond Anticipation Notes	—	0.1	—
Tax and Revenue Anticipation Notes	10.2	2.8	—
Tax Anticipation Notes	—	3.2	4.1
Variable Rate Obligations	69.3	70.0	77.6

As of December 31, 2007

	Tax-Exempt	Tax-Exempt	Tax-Exempt
Security Type (Percentage of Net Assets)	California	Diversified	New York
Commercial Paper	12.2%	11.6%	13.5%
General Obligation Bond	—	0.8	2.9
Put Bonds	3.0	2.2	2.1
Revenue Anticipation Notes	1.8	1.6	—
Revenue Bonds	—	0.3	6.0
Tax and Revenue Anticipation Notes	7.1	1.9	3.4
Tax Anticipation Notes	—	5.3	1.6
Variable Rate Obligations	75.9	79.3	70.6

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the tables above may not sum to 100% due to the exclusion of other assets and liabilities.

Schedule of Investments
ILA Federal Portfolio
December 31, 2008

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—92.0%
Federal Farm Credit Bank
$132,000,000	1.800	%(a)	01/01/09	$132,000,000
25,000,000	0.210	(a)	01/02/09	24,992,520
25,000,000	0.310	(a)	01/02/09	25,000,000
30,500,000	0.320	(a)	01/02/09	30,498,821
15,000,000	0.480	(a)	01/02/09	15,000,000
18,000,000	0.595	(a)	01/02/09	18,000,000
47,000,000	0.250		01/05/09	46,998,694
24,000,000	1.045	(a)	01/15/09	24,000,000
10,000,000	4.453	(a)	01/15/09	10,000,000
28,000,000	0.845	(a)	01/16/09	27,986,517
15,000,000	3.684	(a)	01/23/09	15,000,000
3,632,000	2.625		02/04/09	3,632,621
10,000,000	2.375		02/19/09	9,999,344
10,000,000	2.700		02/26/09	9,958,000
3,000,000	2.992	(a)	03/03/09	3,000,000
12,000,000	1.826	(a)	03/15/09	12,000,000
8,000,000	3.756	(a)	03/30/09	7,999,817
13,000,000	1.100		04/14/09	12,959,086
5,000,000	1.700		05/15/09	4,968,361
22,000,000	1.400		07/06/09	21,840,867
Federal Home Loan Bank
145,000,000	0.340	(a)	01/02/09	145,000,000
20,000,000	0.390	(a)	01/02/09	20,000,000
10,000,000	0.400	(a)	01/02/09	10,000,000
25,000,000	0.480	(a)	01/02/09	25,000,000
6,700,000	2.050		01/02/09	6,699,618
25,000,000	2.220		01/02/09	25,000,805
16,600,000	0.010		01/05/09	16,599,982
25,300,000	0.350		01/05/09	25,299,016
31,600,000	0.600		01/05/09	31,597,893
63,000,000	3.000		01/06/09	62,973,750
20,000,000	1.600		01/07/09	19,994,667
16,000,000	1.650		01/07/09	15,995,600
10,000,000	2.000		01/07/09	9,996,667
3,000,000	0.650		01/08/09	2,999,621
13,000,000	1.000		01/08/09	12,997,472
20,000,000	1.600		01/08/09	19,993,778
35,000,000	2.100		01/08/09	34,985,708
75,000,000	4.099	(a)	01/08/09	74,988,802
50,000,000	0.070		01/09/09	49,999,222
20,000,000	0.550		01/09/09	19,997,556
5,000,000	2.100		01/09/09	4,997,667
100,000,000	2.400		01/09/09	99,946,667
8,000,000	4.120	(a)	01/09/09	7,999,748
25,000,000	1.200		01/12/09	24,990,833
10,000,000	2.750		01/12/09	9,991,597
5,000,000	0.010		01/13/09	4,999,983
40,000,000	0.750		01/14/09	39,989,167
11,000,000	4.619	(a)	01/14/09	10,999,464
93,000,000	4.644	(a)	01/14/09	93,000,000
12,000,000	5.250		01/14/09	12,011,664
60,000,000	4.460	(a)	01/16/09	59,988,945
30,000,000	0.200		01/20/09	29,996,833
50,000,000	2.800		01/20/09	49,926,111
25,000,000	0.080		01/21/09	24,998,889
25,000,000	0.100		01/23/09	24,998,472
39,700,000	0.100		01/26/09	39,697,243
20,000,000	0.820		01/26/09	19,988,611
30,000,000	0.850		01/26/09	29,982,292
3,000,000	2.400		01/26/09	2,995,000
35,000,000	0.090		02/02/09	34,997,200
25,000,000	1.750		02/02/09	24,961,111
15,000,000	2.250		02/02/09	14,970,000
32,000,000	2.810		02/02/09	31,920,071
12,000,000	2.750		02/04/09	12,003,218
29,300,000	0.090		02/05/09	29,297,436
5,000,000	2.719	(a)	02/05/09	4,998,616
50,000,000	2.318	(a)	02/10/09	49,905,651
35,000,000	0.100		02/11/09	34,996,014
124,000,000	2.170	(a)	02/11/09	124,000,172
30,000,000	0.750		02/12/09	29,973,750
15,000,000	0.850		02/12/09	14,985,125
12,000,000	2.850		02/13/09	11,959,150
21,000,000	0.600		02/17/09	20,983,550
5,000,000	2.950		02/17/09	4,980,743
50,000,000	0.200		02/18/09	49,986,667
80,000,000	2.116	(a)	02/18/09	79,999,496
100,000,000	0.850		02/24/09	99,872,500
19,000,000	1.000		02/24/09	18,971,500
21,000,000	0.650		02/27/09	20,978,388
20,000,000	1.981	(a)	02/27/09	20,001,242
50,000,000	0.200		03/02/09	49,983,333
26,000,000	0.850		03/02/09	25,963,167
65,000,000	0.700		03/06/09	64,919,115
85,000,000	2.013	(a)	03/08/09	84,974,375
19,000,000	0.550		03/09/09	18,980,551
22,000,000	0.800		03/09/09	21,967,244
5,000,000	2.080		03/09/09	4,980,644
15,000,000	0.160		03/11/09	14,995,400
3,645,000	1.000		03/11/09	3,638,014
40,000,000	1.741	(a)	03/15/09	39,983,802
10,000,000	0.180		03/17/09	9,996,250
58,000,000	2.500		03/17/09	57,991,108
28,000,000	2.900		03/24/09	27,977,963
66,000,000	1.466	(a)	03/27/09	66,000,000
1,000,000	0.300		03/31/09	999,258
21,000,000	2.200		04/03/09	20,994,707
20,000,000	3.240		04/03/09	20,140,839
12,000,000	1.900		04/09/09	12,046,758
12,000,000	2.200		04/09/09	12,056,274
15,000,000	2.550		05/05/09	14,999,424
12,000,000	2.500		05/07/09	11,997,527

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Federal Portfolio (continued)
December 31, 2008

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)

$21,000,000	1.450%		05/13/09	$20,888,350
19,000,000	1.800		05/13/09	18,874,600
13,000,000	1.800		05/14/09	12,913,550
26,000,000	0.850		05/18/09	25,915,897
35,000,000	1.180		05/29/09	34,830,211
10,000,000	0.500		06/01/09	9,979,028
26,000,000	1.180		06/05/09	25,867,906
44,000,000	0.500		06/22/09	43,894,889
26,000,000	3.170		06/23/09	26,000,178
29,000,000	0.500		06/25/09	28,929,514
Tennessee Valley Authority
25,000,000	0.190		01/22/09	24,997,229

Total U.S. Government Agency Obligations				$3,270,872,696

U.S. Treasury Obligations—11.8%
United States Treasury Bills
$75,000,000	0.040%		01/02/09	$74,999,917
100,000,000	0.700		01/02/09	99,998,055
25,000,000	0.010		01/22/09	24,999,854
325,000	0.030	(b)	01/29/09	324,993
80,000,000	0.005		03/12/09	79,999,222
140,000,000	0.250	(b)	07/02/09	139,824,028

Total U.S. Treasury Obligations				$420,146,069

Total Investments—103.8%				$3,691,018,765

Liabilities in Excess of Other Assets—(3.8)%				(134,818,400)

Net Assets—100.0%				$3,556,200,365

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at December 31, 2008.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Money Market Portfolio
December 31, 2008

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations—62.4%
Amstel Funding Corp.
$5,000,000	3.000%		02/19/09	$4,979,583
Amsterdam Funding Corp.
10,000,000	2.200		02/03/09	9,979,833
Aspen Funding Corp.
5,000,000	4.350		01/15/09	4,991,542
5,000,000	3.400		01/22/09	4,990,083
Atlantic Asset Securitization Corp.
10,000,000	1.000		03/03/09	9,983,055
Atlantis One Funding Corp.
5,000,000	2.300		01/29/09	4,991,056
5,000,000	2.350		01/30/09	4,990,535
Banco Santander SA
10,000,000	2.000		02/02/09	9,982,222
Cafco LLC
5,000,000	2.600		01/28/09	4,990,250
5,000,000	1.850		02/02/09	4,991,778
Chariot Funding LLC
10,000,000	1.500		02/06/09	9,985,000
Charta LLC
5,000,000	3.850		01/12/09	4,994,118
Ciesco LLC
5,000,000	2.600		01/29/09	4,989,889
Citibank Credit Card Issuance Trust (Dakota Corp.)
4,511,000	3.200		01/16/09	4,504,985
CRC Funding LLC
5,000,000	2.600		01/29/09	4,989,889
Enterprise Funding Co. LLC
5,000,000	1.150		03/17/09	4,988,021
Falcon Asset Securitization Corp.
10,000,000	1.500		02/02/09	9,986,667
5,000,000	0.700		02/13/09	4,995,819
Gemini Securitization Corp.
10,000,000	3.400		01/22/09	9,980,167
5,000,000	0.800		03/18/09	4,991,556
Govco LLC
5,000,000	0.300		01/07/09	4,999,750
10,000,000	1.850		02/05/09	9,982,014
Jupiter Securitization Corp.
10,000,000	1.500		02/18/09	9,980,000
Kitty Hawk Funding Corp.
5,000,000	0.400		01/27/09	4,998,556
10,000,000	1.150		03/17/09	9,976,042
Liberty Street Funding LLC
5,000,000	2.200		02/11/09	4,987,472
5,000,000	2.000		02/19/09	4,986,389
LMA Americas LLC
5,000,000	1.000		01/16/09	4,997,917
5,000,000	3.750		01/20/09	4,990,104
5,000,000	2.000		02/25/09	4,984,722
Newport Funding Corp.
5,000,000	4.350		01/15/09	4,991,542
5,000,000	3.400		01/22/09	4,990,083
Park Avenue Receivables Co. LLC
15,000,000	1.400		01/15/09	14,991,833
Ranger Funding Co. LLC
10,000,000	2.250		01/27/09	9,983,750
Sheffield Receivables Corp.
5,000,000	1.800		02/09/09	4,990,250
Thames Asset Global Securitization, Inc.
5,000,000	2.000		01/15/09	4,996,111
4,000,000	4.300		01/15/09	3,993,311
5,000,000	1.950		02/25/09	4,985,104
Thunder Bay Funding, Inc.
10,000,000	2.450		02/02/09	9,978,222
Tulip Funding Corp.
10,000,000	0.400		01/20/09	9,997,889
4,294,000	0.600		01/22/09	4,292,497
Variable Funding Capital Corp.
5,000,000	1.500		01/23/09	4,995,417
5,000,000	1.700		03/25/09	4,980,403
Windmill Funding Corp.
10,000,000	2.200		02/03/09	9,979,833
Yorktown Capital LLC
5,000,000	3.450		01/16/09	4,992,812

Total Commercial Paper and Corporate Obligations				$297,298,071

Certificates of Deposit-Yankeedollar—5.0%
Banco Bilbao Vizcaya Argentaria SA
$10,000,000	2.230%		03/04/09	$10,000,171
BNP Paribas SA
5,000,000	3.080		01/30/09	5,000,000
HSBC Bank USA
5,000,000	3.040		02/26/09	5,000,000
Rabobank Nederland
3,000,000	3.010		02/19/09	3,000,000
1,000,000	3.000		02/26/09	1,000,000

Total Certificates of Deposit-Yankeedollar				$24,000,171

Master Demand Note—2.1%
Bank of America Securities LLC
$10,000,000	0.650%		03/11/09	$10,000,000

U.S. Government Agency Obligations—8.6%
Federal Home Loan Bank
$5,000,000	0.335	%(a)	01/02/09	$4,999,454
2,000,000	0.480	(a)	01/02/09	2,000,000
1,000,000	0.391	(a)	01/28/09	999,548

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Money Market Portfolio (continued)
December 31, 2008

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)

$5,000,000	2.800%		02/25/09	$5,000,000
3,000,000	2.013	(a)	03/08/09	2,999,096
5,000,000	2.189	(a)	03/10/09	5,000,000
4,000,000	3.125		06/19/09	3,999,213
3,000,000	2.720		09/18/09	3,000,000
Federal Home Loan Mortgage Corp.(a)
5,000,000	0.561		01/20/09	5,000,000
Federal National Mortgage Association
3,000,000	0.330	(a)	01/02/09	2,999,799
5,000,000	2.660		02/09/09	4,985,592

Total U.S. Government Agency Obligations				$40,982,702

Variable Rate Obligations(a)—5.7%
ANZ National Bank Limited
$7,000,000	2.409%		03/10/09	$7,000,000
Deutsche Bank AG
5,000,000	4.417		01/05/09	5,000,000
National Australia Bank Ltd.
5,000,000	2.402		03/06/09	5,000,000
Rabobank Nederland
5,000,000	2.577		02/09/09	5,000,000
Royal Bank of Canada
5,000,000	2.449		02/17/09	5,000,000

Total Variable Rate Obligations				$27,000,000

Total Investments Before Repurchase Agreement				$399,280,944

Repurchase Agreement(b)—16.1%
Joint Repurchase Agreement Account II
76,500,000	0.073%		01/02/09	76,500,000
Maturity Value: $76,500,310

Total Investments—99.9%				$475,780,944

Other Assets in Excess of Liabilities—0.1%				445,806

Net Assets—100.0%				$476,226,750

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or the Federal Funds Rate. Interest rate disclosed is that which is in effect at December 31, 2008.

(b)	Joint repurchase agreement was entered into on December 31, 2008. Additional information appears on page 43.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Prime Obligations Portfolio
December 31, 2008

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Bank Notes—1.6%
Wells Fargo & Co.
$6,023,500	3.552%		05/01/09	$6,024,504
Wells Fargo Bank, N.A.
5,000,000	2.950		05/29/09	5,000,000

Total Bank Notes				$11,024,504

Commercial Paper and Corporate Obligations—63.3%
Amstel Funding Corp.
$5,000,000	3.000%		02/19/09	$4,979,583
Amsterdam Funding Corp.
20,000,000	2.200		02/03/09	19,959,667
Aspen Funding Corp.
10,000,000	4.350		01/15/09	9,983,083
5,000,000	3.400		01/22/09	4,990,083
Atlantic Asset Securitization Corp.
25,000,000	1.000		03/03/09	24,957,639
Atlantis One Funding Corp.
5,000,000	2.300		01/29/09	4,991,056
5,000,000	2.350		01/30/09	4,990,535
Cafco LLC
10,000,000	2.600		01/28/09	9,980,500
5,000,000	1.850		02/02/09	4,991,778
Chariot Funding LLC
20,000,000	1.750		02/05/09	19,965,972
10,000,000	1.500		02/06/09	9,985,000
Charta LLC
10,000,000	3.850		01/12/09	9,988,236
Ciesco LLC
10,000,000	2.600		01/29/09	9,979,778
Citibank Credit Card Issuance Trust (Dakota Corp.)
5,000,000	3.200		01/16/09	4,993,333
CRC Funding LLC
10,000,000	2.600		01/29/09	9,979,778
Enterprise Funding Co. LLC
10,000,000	1.150		03/17/09	9,976,042
Falcon Asset Securitization Corp.
15,000,000	1.500		02/02/09	14,980,000
10,000,000	0.700		02/13/09	9,991,639
Gemini Securitization Corp.
5,000,000	2.900		01/28/09	4,989,125
General Electric Capital Corp.
5,000,000	2.840		02/05/09	4,986,194
Govco LLC
15,000,000	1.850		02/05/09	14,973,021
JPMorgan Chase & Co.
10,000,000	2.955		02/02/09	9,973,733
2,000,000	2.935		02/09/09	1,993,641
Jupiter Securitization Corp.
15,000,000	2.000		01/09/09	14,993,333
10,000,000	1.500		02/18/09	9,980,000
Kitty Hawk Funding Corp.
20,000,000	1.150		03/17/09	19,952,083
Liberty Street Funding LLC
10,000,000	2.200		02/11/09	9,974,944
LMA Americas LLC
10,000,000	1.000		01/16/09	9,995,833
5,000,000	3.750		01/20/09	4,990,104
10,000,000	2.000		02/25/09	9,969,444
Newport Funding Corp.
5,000,000	4.350		01/15/09	4,991,542
5,000,000	3.400		01/22/09	4,990,083
5,000,000	2.850		01/29/09	4,988,917
Park Avenue Receivables Co. LLC
30,085,000	1.400		01/15/09	30,068,620
Ranger Funding Co. LLC
15,000,000	2.250		01/27/09	14,975,625
Thames Asset Global Securitization, Inc.
5,000,000	2.000		01/15/09	4,996,111
6,000,000	4.300		01/15/09	5,989,967
Thunder Bay Funding, Inc.
15,000,000	2.450		02/02/09	14,967,333
Tulip Funding Corp.
20,782,000	0.400		01/20/09	20,777,613
Variable Funding Capital Corp.
10,000,000	1.700		03/25/09	9,960,806
Windmill Funding Corp.
20,000,000	2.200		02/03/09	19,959,667
Yorktown Capital LLC
5,000,000	3.450		01/16/09	4,992,813

Total Commercial Paper and Corporate Obligations				$448,094,254

Certificate of Deposit—0.7%
Bank of America N.A.
$5,000,000	3.010%		02/09/09	$5,000,000

U.S. Government Agency Obligations—14.7%
Federal Home Loan Bank
$5,000,000	0.335	%(a)	01/02/09	$4,999,454
30,000,000	0.340	(a)	01/02/09	30,000,000
10,000,000	2.220		01/02/09	9,999,849
3,000,000	0.480	(a)	01/02/09	3,000,000
2,000,000	0.391	(a)	01/28/09	1,999,097
5,000,000	2.760		02/11/09	5,000,000
5,000,000	2.800		02/25/09	5,000,000
5,000,000	2.013	(a)	03/08/09	4,998,493
10,000,000	2.189	(a)	03/10/09	10,000,000
7,000,000	3.125		06/19/09	6,998,622
2,000,000	2.700		07/07/09	1,999,846
5,000,000	2.720		09/18/09	5,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Prime Obligations Portfolio (continued)
December 31, 2008

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)

Federal National Mortgage Association
$5,000,000	0.330	%(a)	01/02/09	$4,999,665
10,000,000	2.660		02/09/09	9,971,183

Total U.S. Government Agency Obligations				$103,966,209

Variable Rate Obligations(a)—6.7%
Bank of America N.A.
$5,000,000	4.350%		01/05/09	$5,000,000
General Electric Capital Corp.
10,000,000	0.501		01/26/09	10,000,000
JPMorgan Chase & Co.
5,000,000	4.190		01/05/09	5,000,037
2,417,000	2.337		03/02/09	2,416,774
MetLife, Inc.(b)
10,000,000	2.473		02/23/09	10,000,000
Metropolitan Life Global Funding I
5,000,000	4.570		01/09/09	5,000,000
Procter & Gamble Co.
5,000,000	2.309		02/19/09	5,000,000
Wells Fargo & Co.
5,000,000	1.667		03/23/09	5,002,465

Total Variable Rate Obligations				$47,419,276

Total Investments Before Repurchase Agreement				$615,504,243

Repurchase Agreement(c)—12.9%
Joint Repurchase Agreement Account II
$91,600,000	0.073%		01/02/09	$91,600,000
Maturity Value: $91,600,371

Total Investments—99.9%				$707,104,243

Other Assets in Excess of Liabilities—0.1%				538,513

Net Assets—100.0%				$707,642,756

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at December 31, 2008.

(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2008, these securities amounted to $10,000,000 or approximately 1.4% of net assets.

(c)	Joint repurchase agreement was entered into on December 31, 2008. Additional information appears on page 43.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt California Portfolio
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California—99.6%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2007-0053 A (Landesbank Hessen Thueringen SPA) (A-1)(a)
$3,465,000	1.290%	01/01/09	$3,465,000
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	1.150	01/01/09	5,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citigroup N.A. SPA) (A-1+)(a)
1,600,000	1.300	01/01/09	1,600,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-12016 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
4,000,000	1.350	01/01/09	4,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2001 B RMKT (Calyon Bank SPA) (A-1+/VMIG1)
2,600,000	0.750	01/01/09	2,600,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2008 E-1 (Bank of America N.A. SPA) (A-1+/VMIG1)
2,500,000	0.550	01/01/09	2,500,000
California Communities Note Program TRANS Series 2008 A-3 (SP-1+/MIG1)
3,000,000	3.000	06/30/09	3,019,790
California Educational Facilities Authority Austin Trust VRDN RB Certificates Series 2007-1012 (Bank of America N.A. SPA) (A-1+)(a)
5,000,000	1.150	01/01/09	5,000,000
California Educational Facilities Authority VRDN RB California Institute of Technology Series 2006 B (A-1+/VMIG1)
1,000,000	0.700	01/01/09	1,000,000
California Educational Facilities Authority VRDN RB for Stanford University Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,295,000	1.150	01/01/09	4,295,000
California Educational Facilities Authority VRDN RB for Stanford University ROCS RR-II R-9298 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
5,695,000	1.300	01/01/09	5,695,000
California Educational Facilities Authority VRDN RB for Stanford University Series 1997 L-5 (A-1+/VMIG1)
3,900,000	0.450	01/07/09	3,900,000
California Educational Facilities Authority VRDN RB Putters Series 2008-2953 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,955,000	1.150	01/01/09	2,955,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1995 L-3 (A-1+/VMIG1)
1,400,000	0.450	01/07/09	1,400,000
California Health Facilities Financing Authority for Kaiser Permanente CP Series 2008 E (A-1)
1,500,000	1.620	03/05/09	1,500,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2005 H (Bank of America N.A. LOC) (A-1+/VMIG1)
1,500,000	0.470	01/07/09	1,500,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
750,000	0.470	01/07/09	750,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1)
1,800,000	0.350	01/07/09	1,800,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2001 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
4,100,000	0.400	01/07/09	4,100,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Putters Series 2008-2828 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,235,000	1.150	01/01/09	5,235,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
13,200,000	1.150	01/01/09	13,200,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucille Packard Children’s Hospital Series 2008 C (A-1+/VMIG1)
24,520,000	0.700	01/01/09	24,520,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008 B-1 (A-1/VMIG1)
16,000,000	0.500	01/07/09	16,000,000
California Infrastructure & Economic Development Bank VRDN RB California Academy of Sciences Series 2008 A (U.S. Bank N.A. LOC) (A-1+/VMIG1)
6,200,000	0.750	01/02/09	6,200,000
California Infrastructure & Economic Development Bank VRDN RB California Academy of Sciences Series 2008 C (Bank of Nova Scotia LOC) (A-1+/VMIG1)
7,400,000	0.750	01/02/09	7,400,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 D (A-1+/VMIG1)
2,025,000	0.750	01/02/09	2,025,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2004 B (A-1+/VMIG1)
1,300,000	0.750	01/02/09	1,300,000
California Infrastructure & Economic Development Bank VRDN RB Orange County Performing Arts Series 2008 A (Bank of America N.A. LOC) (VMIG1)
9,900,000	0.850	01/02/09	9,900,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT (A-1+/VMIG1)
10,000,000	1.700	04/01/09	10,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt California Portfolio (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)

California Municipal Finance Authority VRDN PCRB Refunding for Chevron USA, Inc. Project Series 2005 (A-1+/P-1)
$1,600,000	0.750%	01/02/09	$1,600,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-6 (State Street Bank & Trust Co. LOC) (A-1+/VMIG1)
4,200,000	0.830	01/01/09	4,200,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
2,600,000	0.750	01/01/09	2,600,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
9,820,000	1.000	01/01/09	9,820,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-8 (Bayerische Landesbank LOC) (A-1+/VMIG1)
3,000,000	0.900	01/01/09	3,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries F-4 (Bank of America N.A. LOC) (A-1+/VMIG1)
4,100,000	0.750	01/02/09	4,100,000
California State Economic Recovery GO Series 2004 A (AA+/Aa3)
1,500,000	5.000	01/01/09	1,500,096
California State GO VRDN Floaters Series 2003 A-2 (JPMorgan Chase & Co. and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
1,000,000	1.200	01/02/09	1,000,000
California State GO VRDN Floaters Series 2007-2178 (Wells Fargo & Co. LOC) (A-1+)(a)
1,500,000	1.150	01/01/09	1,500,000
California State GO VRDN for Daily Kindergarten University Series 2004 A2 (Citibank N.A. and California State Teachers Retirement LOC) (A-1+/VMIG1)
1,200,000	0.850	01/02/09	1,200,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC) (Citibank N.A.) (A-1+)(a)
3,000,000	1.330	01/01/09	3,000,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 B (A-1)
18,500,000	0.700	01/01/09	18,500,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 B (UBS AG LOC) (A-1/VMIG1)
1,800,000	0.750	01/01/09	1,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A (A-1)
4,800,000	0.350	01/07/09	4,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1)
3,000,000	0.350	01/07/09	3,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (A-1)
1,800,000	0.350	01/07/09	1,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
4,900,000	0.350	01/07/09	4,900,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 C (A-1)
5,000,000	1.950	05/28/09	5,000,000
California Statewide Communities Development Authority VRDN RB Refunding for St. Joseph Health System Series 2008 A (A-1+/VMIG1)
20,900,000	0.700	01/01/09	20,900,000
California Statewide Communities Development Authority VRDN RB ROCS-R-II R-1563 Series 2008 (BHAC) (Citibank N.A.) (A-1+)(a)
800,000	1.340	01/01/09	800,000
East Bay Municipal Utility District CP Series 2008 (JPMorgan Chase & Co SPA.) (P-1/A-1+)
6,800,000	0.650	03/02/09	6,800,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC) (A-1+/VMIG1)
9,700,000	0.550	01/07/09	9,700,000
Eastern Municipal Water District Water & Sewer VRDN COPS Series 2008 A (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
8,445,000	0.900	01/01/09	8,445,000
Eastern Municipal Water District Water & Sewer VRDN RB Series 2008 B (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
10,600,000	0.900	01/01/09	10,600,000
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (Landesbank Hessen-Thueringen and Chase Bank USA N.A. SPA) (A-1+/VMIG1)
1,800,000	1.050	01/01/09	1,800,000
Fresno County TRANS Series 2008 (SP-1+)
5,000,000	3.000	06/30/09	5,033,231
Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
18,700,000	0.750	01/01/09	18,700,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB Series 1985 RMKT (FNMA LOC) (VMIG1)
5,000,000	0.500	01/07/09	5,000,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA LOC) (A-1+)
4,059,000	0.950	01/01/09	4,059,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)

Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA LOC) (A-1+)
$4,661,000	0.950%	01/01/09	$4,661,000
Los Angeles County TRANS Series 2008 A (SP-1+/MIG1)
8,000,000	3.000	06/30/09	8,055,147
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Series 2002 C1 (BNP Paribas LOC) (A-1+/VMIG1)
500,000	0.700	01/07/09	500,000
Los Angeles Department of Water & Power RB Power System Series 2005 Subseries A-1 (AA-/Aa3)
1,125,000	4.000	07/01/09	1,140,685
Los Angeles Department of Water & Power System CP Series 2008 (Banco Bilbao Vizcaya SPA) (A-1)
4,000,000	0.600	03/13/09	4,000,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2008-3154 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,660,000	1.150	01/01/09	6,660,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-5 (Royal Bank of Canada, California Teachers Retirement and California Public Employees Retirement System SPA) (A-1+/VMIG1)
1,300,000	0.750	01/01/09	1,300,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-6 (Royal Bank of Canada, California State Teachers Retirement and California Public Employees Retirement System SPA) (A-1+/VMIG1)

2,200,000	0.750	01/02/09	2,200,000
Los Angeles GO Bonds Series 2008 A (AA/Aa2)
2,000,000	4.000	09/01/09	2,032,151
Los Angeles GO TRANS Series 2008 (SP-1+/MIG1)
9,325,000	3.000	06/30/09	9,407,677
Los Angeles Unified School District VRDN COPS Administration Building Project Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
1,900,000	0.550	01/07/09	1,900,000
Metropolitan Water District Southern California Waterworks RB Refunding Series 2001 A (AAA/Aa2)
2,920,000	5.125	07/01/09	2,964,289
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2002 A (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
1,770,000	0.800	01/01/09	1,770,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2004 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,600,000	0.750	01/01/09	2,600,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2004 A-2 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,290,000	0.750	01/01/09	1,290,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2006 A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
5,380,000	0.850	01/01/09	5,380,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2006 A-2 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
1,700,000	0.700	01/01/09	1,700,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2008 A-1 (Bank of America N.A. SPA) (A-1+/VMIG1)
700,000	1.000	01/01/09	700,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS RR-II R-12009 Series 2007 (Citigroup, Inc. SPA) (A-1+/VMIG1)(a)
4,000,000	1.300	01/01/09	4,000,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,730,000	1.300	01/01/09	1,730,000
Municipal Improvement Corp. of Los Angeles CP Series 2008 (Bank of America N.A. LOC) (A-1)
1,000,000	0.600	03/02/09	1,000,000
Napa Valley Unified School District GO TRANS Series 2008 (SP-1+)
7,750,000	3.000	06/30/09	7,816,643
Newport Beach California VRDN RB Refunding for Hoag Memorial Hospital Series 2008 A (VMIG1)
5,000,000	1.800	06/01/09	5,000,000
Oakland California GO TRANS Series 2008 (SP-1+/MIG1)
5,000,000	3.000	07/17/09	5,038,507
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA LOC) (A-1+)
2,830,000	0.950	01/01/09	2,830,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC LOC) (VMIG1)
9,550,000	0.950	01/01/09	9,550,000
Orange County Sanitation District COPS Refunding RANS Series 2008 C (Bank of America N.A. SPA) (SP-1+)
4,500,000	2.500	12/10/09	4,563,643
Orange County Water District VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
1,150,000	0.420	01/07/09	1,150,000
Pasadena California Certificates Partner VRDN COPS Series 2008 A (Bank of America N.A. LOC) (A-1+)
11,000,000	1.000	01/01/09	11,000,000
Riverside VRDN COPS Refunding Series 2008 (Bank of America N.A. LOC) (A-1+)
6,300,000	1.000	01/01/09	6,300,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt California Portfolio (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)

Riverside Water Revenue VRDN RB Refunding Series 2008 A (Bank of America N.A. SPA) (A-1+)
$2,700,000	1.000%	01/01/09	$2,700,000
Sacramento County Sanitation District Financing Authority VRDN RB Refunding Subordinated Lien for Sanitation District Series 2008 B (Bank of America N.A.) (A-1+/VMIG1)
6,800,000	0.850	01/02/09	6,800,000
Sacramento County Sanitation District Financing Authority VRDN RB Sublien for Sacramento Regional Series 2000 C (Bank of America N.A. LOC) (A-1+/VMIG1)
1,300,000	0.550	01/07/09	1,300,000
San Bernadino County VRDN RB Refunding for Evergreen Apartments Series 1999 A (FNMA LOC) (A-1+)
16,600,000	0.950	01/01/09	16,600,000
San Bernadino County VRDN RB Series 2008 (UBS AG LOC) (A-1+/VMIG1)
5,500,000	0.850	01/01/09	5,500,000
San Diego County & School District TRANS Series 2008 (SP-1+/MIG1)
13,000,000	3.500	06/30/09	13,159,183
San Diego County Water Authority CP Series 2008 (Bayerische Landesbank SPA) (A-1/P-1)
15,000,000	0.750	02/03/09	15,000,000
4,750,000	1.100	02/04/09	4,750,000
San Diego County Water Authority CP Series 2008 (BNP Paribas SPA) (A-1/P-1)
3,000,000	0.750	03/02/09	3,000,000
San Diego Unified School District GO TRANS Series 2008 (SP-1+/MIG1)
5,350,000	3.000	07/01/09	5,385,763
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 (Citibank N.A. SPA) (A-1+)(a)
5,995,000	1.300	01/01/09	5,995,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12222 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
4,950,000	1.300	01/01/09	4,950,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-11285 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,775,000	1.300	01/01/09	4,775,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-12223 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
3,600,000	1.300	01/01/09	3,600,000
San Francisco Bay Area Rapid Transportation District GO VRDN Eagle Series 2007-0100 A (Landesbank Hessen-Wurttemberg SPA) (A-1)(a)
9,900,000	1.290	01/01/09	9,900,000
San Francisco Transportation Authority CP Series 2008 A (Landesbank Baden-Wurttemberg SPA) (A-1)
2,000,000	1.250	01/05/09	2,000,000
25,650,000	0.650	01/07/09	25,650,000
10,000,000	0.750	03/02/09	10,000,000
San Mateo County Community College District GO VRDN ROCS RR-II-R-12120 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
5,000,000	1.300	01/01/09	5,000,000
San Ramon Valley Unified School District GO TRANS Series 2008 (SP-1+)
5,000,000	3.250	11/17/09	5,085,231
Santa Clara County Financing Authority Lease VRDN RB Refunding for Multiple Facilities Projects Series 2008 M (Bank of America N.A. LOC) (A-1+/VMIG1)
6,500,000	0.550	01/07/09	6,500,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 C (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
4,100,000	0.750	01/01/09	4,100,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
8,150,000	0.750	01/01/09	8,150,000
University of California CP Series 2008 (A-1+/P-1)
4,700,000	3.000	01/05/09	4,700,000
10,000,000	1.650	01/08/09	10,000,000
10,000,000	0.500	02/02/09	10,000,000
University of California Regents Medical Center Pooled VRDN RB Series 2007 B2 (Bank of New York, California Teachers Retirement and California Public Employees Retirement System SPA) (VMIG1)
4,200,000	0.960	01/02/09	4,200,000
University of California VRDN RB Putters Series 2008-2475 (JPMorgan & Chase Co. SPA) (VMIG1)(a)
1,035,000	1.150	01/01/09	1,035,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank SPA) (VMIG1)(a)
1,900,000	1.150	01/01/09	1,900,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.) (A-1+)(a)
3,235,000	1.300	01/01/09	3,235,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)

Ventura County TRANS Series 2008 (SP-1+/MIG1)
$4,380,000	3.500%	07/01/09	$4,420,616

Total Investments—99.6%			$644,647,652

Other Assets in Excess of Liabilities—0.4%			2,892,424

Net Assets—100.0%			$647,540,076

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2008, these securities amounted to $108,525,000 or approximately 16.8% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
LOC	—	Letter of Credit
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—4.1%
Alabama State Public School & College Authority RB for Capital Improvement Series 2007 (AA/Aa2)
$3,000,000	5.000%	12/01/09	$3,101,981
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,200,000	1.150	01/01/09	10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 A (A-1/VMIG1)
3,900,000	0.920	01/02/09	3,900,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
6,500,000	1.150	01/01/09	6,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 C (A-1/VMIG1)
3,500,000	1.500	01/02/09	3,500,000
Huntsville Health Care Authority CP Series 2008 (A-1)
6,000,000	1.750	03/02/09	6,000,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
4,600,000	1.500	01/02/09	4,600,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
1,800,000	1.150	01/02/09	1,800,000
Southeast Alabama Gas District VRDN RB Supply Project Series 2007 A (Societe Generale SPA) (VMIG1)
24,200,000	1.050	01/02/09	24,200,000

			$63,801,981

Alaska—0.2%
Alaska State Housing Finance Corp. VRDN RB Housing Development Series 2000 B (A-1+/VMIG1)
$2,595,000	0.500%	01/02/09	$2,595,000

Arizona—1.4%
Arizona Health Facilities Authority VRDN RB for Catholic Health Care West Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
$2,000,000	0.700%	01/07/09	$2,000,000
Arizona School District TANS Financing Program COPS Series 2008 (SP-1+/MIG1)
2,700,000	3.000	07/30/09	2,720,999
Arizona State Transportation Board Highway Revenue VRDN RB Putters Series 2008-3151 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,605,000	1.200	01/01/09	6,605,000
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
775,000	1.200	01/01/09	775,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Wells Fargo Bank N.A. SPA) (A-1+)(a)
1,500,000	1.260	01/01/09	1,500,000
Gilbert Arizona GO Bonds Projects of 2006 & 2007 Series 2008 (AA/Aa2)
1,000,000	3.500	07/01/09	1,008,560
Salt River Project Agricultural Improvement & Power District Electric Systems RB Refunding Series 1992 (AA/Aa1)
2,225,000	6.000	01/01/09	2,225,236
Salt River Project Agricultural Improvement & Power District Electric Systems RB Refunding Series 2002 D (AA/Aa1)
5,000,000	5.000	01/01/09	5,000,368

			$21,835,163

California—0.8%
California Health Facilities Financing Authority VRDN RB Refunding for Lucile Salter Packard Hospital VRDN Series 2008 B (A-1+/VMIG1)
$1,000,000	0.700%	01/01/09	$1,000,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008 B-1 (A-1/VMIG1)
5,000,000	0.500	01/07/09	5,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT (A-1+/VMIG1)
2,000,000	1.700	04/01/09	2,000,000
California State Department Water Resources Power Supply VRDN RB Series 2002 B-6 (State Street Bank & Trust Co. LOC) (A-1+/VMIG1)
4,250,000	0.830	01/01/09	4,250,000
California State GO VRDN for Kindergarten University Series 2004 B-3 (Citibank N.A., State Street Bank & Trust Co. and National Australia Bank LOC) (A-1+/VMIG1)
700,000	0.850	01/01/09	700,000

			$12,950,000

Colorado—1.9%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (A-1+)
$1,000,000	1.200%	01/01/09	$1,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
600,000	0.800	01/07/09	600,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
2,025,000	0.650	01/07/09	2,025,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado (continued)

Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$5,680,000	0.800%	01/07/09	$5,680,000
Colorado Springs Utilities Systems VRDN RB Improvement Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
11,500,000	1.050	01/01/09	11,500,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Improvement Series 2005 A (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
2,340,000	0.950	01/01/09	2,340,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Series 2000 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
500,000	1.100	01/01/09	500,000
Platte River Power Authority Electric VRDN RB Subordinated Lien Series 1993 S-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,345,000	0.720	01/07/09	5,345,000

			$28,990,000

Connecticut—0.9%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1997 T-2 (A-1+/VMIG1)
$5,200,000	0.750%	01/01/09	$5,200,000
Connecticut State Health & Educational Facilities Authority VRDN RB ROCS-RR-II R-12007 for Yale University Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
7,000,000	1.380	01/01/09	7,000,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB for Yale University Floater Series 2008 K34W Reg. D (Citibank N.A. SPA) (VMIG1)(a)
1,165,000	1.330	01/01/09	1,165,000

			$13,365,000

Delaware—0.1%
Delaware GO Bonds Series 2008 (AAA/Aaa)
$700,000	5.000%	03/01/09	$703,216
University of Delaware VRDN RB Series 2004 B (Bank of America N.A. SPA) (A-1+)
1,000,000	1.500	01/02/09	1,000,000

			$1,703,216

District of Columbia—0.8%
District of Columbia GO VRDN Series 2001 C (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$2,055,000	1.100%	01/01/09	$2,055,000
District of Columbia VRDN RB George Washington University Series 2000 B RMKT (Bank of America N.A LOC) (A-1+)
2,500,000	0.700	01/07/09	2,500,000
District of Columbia VRDN RB Refunding Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
8,315,000	1.200	01/01/09	8,315,000

			$12,870,000

Florida—2.9%
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1+)(a)
$4,000,000	1.200%	01/01/09	$4,000,000
Florida State Board of Education GO Bonds Series 2002 F (AAA/Aa1)
1,000,000	5.250	06/01/09	1,013,487
Florida State Board of Education GO Bonds Series 2005 A (AAA/Aa1)
3,010,000	5.000	01/01/09	3,010,238
Florida State Board of Education GO VRDN Eagle Series 2008-0054 Class A (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
2,820,000	1.350	01/01/09	2,820,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,990,000	1.350	01/01/09	1,990,000
Florida State Board of Education Lottery RB Series 2008 A (AAA/A2)
500,000	5.000	07/01/09	507,452
Florida State Board of Education Lottery RB Series 2008 B (AAA/A2)
620,000	3.500	07/01/09	625,191
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
890,000	1.200	01/01/09	890,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2996 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,100,000	1.200	01/01/09	4,100,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (VMIG1)
3,630,000	1.200	01/01/09	3,630,000
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America N.A. SPA) (A-1/VMIG1)
660,000	1.150	01/02/09	660,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
1,200,000	0.750	01/07/09	1,200,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
9,810,000	0.750	01/07/09	9,810,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)

Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-1 (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
$2,830,000	0.720%	01/07/09	$2,830,000
Orlando Utilities Commission System RB Refunding Series 2004 (AA/Aa1)
5,600,000	5.250	07/01/09	5,677,285
Palm Beach County School District CP Series 2008 (Bank of America N.A. LOC) (A-1)
2,000,000	1.250	01/05/09	2,000,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1+)(a)
1,000,000	1.200	01/01/09	1,000,000

			$45,763,653

Georgia—2.2%
Bartow County Development Authority VRDN PCRB for Georgia Power Co. Bowen Project Series 1997 1st-RMKT (A-1/VMIG1)
$6,500,000	1.000%	01/02/09	$6,500,000
Dekalb County Water & Sewer Systems VRDN RB Putters Series 2008-3167 (JPMorgan Chase & Co. SPA) (A-1+)(a)
995,000	1.200	01/01/09	995,000
Dekalb County Water & Sewer Systems VRDN RB ROCS-RR-II R-567 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
3,135,000	1.350	01/01/09	3,135,000
Georgia State GO Bonds Series 2003 D (AAA/Aaa)
1,090,000	5.250	12/01/09	1,131,563
Georgia State Road & Thruway Authority RB Federal Highway Grant Anticipation Bonds Series 2006 (AA-/Aa3)
1,000,000	5.000	06/01/09	1,012,843
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,060,000	1.200	01/01/09	1,060,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,225,000	0.850	01/07/09	2,225,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,325,000	0.850	01/07/09	9,325,000
Heard County Development Authority VRDN PCRB for Georgia Power Plant Co. Wansley Project Series 1996 (A-1/VMIG1)
1,800,000	1.050	01/02/09	1,800,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2002 B (A-1+/VMIG1)
1,030,000	0.400	01/07/09	1,030,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005-C2 RMKT (A-1+/VMIG1)
6,855,000	0.700	01/02/09	6,855,000

			$35,069,406

Hawaii—1.0%
Hawaii State GO Bonds Refunding Series 2002 CY (FSA) (Citibank N.A. SPA) (AAA/Aa2)
$510,000	4.000%	02/01/09	$510,560
Hawaii State GO VRDN Eagle Series 2008-0002 Class A (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
950,000	1.350	01/01/09	950,000
Hawaii State GO VRDN ROCS-RR-II R-11694 Series 2008 (Citibank N.A. SPA) (A-1)(a)
4,760,000	1.360	01/01/09	4,760,000
Honolulu Hawaii GO CP Series 2008 H (Landesbank Hessen-Thueringen SPA) (A-1)
2,500,000	0.750	01/05/09	2,500,000
2,500,000	2.150	01/05/09	2,500,000
4,500,000	2.500	01/05/09	4,500,000

			$15,720,560

Illinois—7.3%
Chicago GO VRDN Refunding Series 2007 F RMKT (Banco Bilbao Vizcaya SPA) (A-1+)
$2,500,000	1.100%	01/02/09	$2,500,000
Chicago GO VRDN Refunding Series 2007 G RMKT (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
2,000,000	1.080	01/02/09	2,000,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-11283 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	1.350	01/01/09	2,000,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-11692 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	1.350	01/01/09	2,000,000
Chicago Sales Tax VRDN RB Refunding Series 2002 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,200,000	1.150	01/02/09	7,200,000
Chicago Wastewater Transmission VRDN RB Refunding Series 2008 Subseries C-3 (Northern Trust Co. LOC) (A-1+/VMIG1)
2,000,000	1.150	01/02/09	2,000,000
Chicago Water VRDN RB Second Lien Series 1999 (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
3,500,000	0.800	01/07/09	3,500,000
Cook County GO TANS Series 2008 (SP-1+/MIG1)
1,000,000	3.000	08/03/09	1,008,169

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)

Illinois Development Finance Authority VRDN RB for Evanston Northwestern Series 2001 B Convertible (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$10,000,000	1.100%	01/02/09	$10,000,000
Illinois Educational Facilities Authority VRDN RB University of Chicago Series 2001 B-1 (VMIG1)
1,000,000	1.850	07/28/09	1,000,000
Illinois Evanston Northwestern Health Care Corp. CP Series 2008-19 (A-1)
3,000,000	1.500	04/02/09	3,000,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)
1,500,000	1.900	01/15/09	1,500,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,450,000	0.730	01/07/09	4,450,000
Illinois Finance Authority VRDN RB Chicago Symphony Orchestra Series 2008 (RBS Citizens N.A. LOC) (VMIG1)
1,000,000	1.000	01/01/09	1,000,000
Illinois Finance Authority VRDN RB for Central Dupage Series 2004 A RMKT (JPMorgan Chase & Co. SPA) (A-1+)
3,100,000	1.100	01/02/09	3,100,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA) (A-1+/VMIG1)
11,000,000	1.050	01/01/09	11,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA) (A-1+/VMIG1)
5,000,000	1.050	01/01/09	5,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
1,900,000	1.050	01/01/09	1,900,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B (A-1+/VMIG1)
10,000,000	0.550	01/07/09	10,000,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
1,102,000	0.800	01/01/09	1,102,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C (A-1+/VMIG1)
2,050,000	0.800	01/01/09	2,050,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
1,000,000	1.100	01/02/09	1,000,000
Illinois Health System Sisters Hospital CP Series 2008 A (A-1+/VMIG1)
2,000,000	0.900	01/12/09	2,000,000
1,500,000	1.750	01/12/09	1,500,000
5,000,000	0.750	01/22/09	5,000,000
2,700,000	1.350	03/02/09	2,700,000
Illinois State GO Bonds Series 2007 (AA/Aa3)
3,000,000	5.000	04/01/09	3,021,600
Illinois State GO VRDN ROCS-RR-II R-6112 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
16,095,000	1.280	01/01/09	16,095,000
Illinois State Sales Tax VRDN RB ROCS-RR-II R-4542 Series 2003 (Citigroup Financial SPA) (A-1+)(a)
4,880,000	1.350	01/01/09	4,880,000

			$113,506,769

Indiana—0.5%
Indiana Health Facilities Finance Authority VRDN RB Ascension Health Series 2003 E-6 (AA/Aa1)
$3,000,000	1.750%	04/01/09	$3,000,000
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-1 (A-1+/VMIG1)
1,000,000	0.600	01/07/09	1,000,000
Indiana State Health System Finance Authority VRDN RB for Sisters of St. Francis Series 2008 G (Bank of New York LOC) (VMIG1)
1,250,000	0.850	01/01/09	1,250,000
Indiana University VRDN RB Putters Series 2008-2494 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,115,000	1.200	01/01/09	1,115,000
Indianapolis Local Public Improvement Bond Bank Limited Recourse Notes Series 2007 F (SP-1+)
450,000	4.000	01/12/09	450,111
Purdue University VRDN RB Student Fee Series 2004 T (JPMorgan Chase Bank N.A. SPA) (A-1+/VMIG1)
475,000	0.550	01/07/09	475,000

			$7,290,111

Kansas—0.8%
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 D (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$3,000,000	1.150%	01/02/09	$3,000,000
Kansas State DOT Highway VRDN RB Series 2000 C-1 (Kansas State LOC) (A-1+/VMIG1)
8,800,000	0.450	01/07/09	8,800,000

			$11,800,000

Kentucky—0.3%
Kentucky Asset/Liability Community General Fund TRANS Series 2008 A (SP-1+/MIG1)
$1,600,000	3.000%	06/25/09	$1,609,196
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
3,000,000	0.400	01/07/09	3,000,000

			$4,609,196

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Louisiana—0.9%
Louisiana Public Facilities Authority Hospital VRDN RB Refunding for Franciscan Mission Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$4,000,000	1.050%	01/02/09	$4,000,000
Louisiana Public Facilities Authority VRDN RB Refunding for Christus Health Series 2008 D-1 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
3,000,000	0.680	01/07/09	3,000,000
Louisiana State Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage Loop LLC Series 1997 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
6,140,000	1.100	01/02/09	6,140,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
940,000	0.810	01/07/09	940,000

			$14,080,000

Maryland—1.3%
Johns Hopkins University Health System CP Series 2008 B (A-1)
$2,200,000	0.600%	02/25/09	$2,200,000
Johns Hopkins University Health System CP Series 2008 E (Bank of America N.A. LOC) (A-1+/P-1)
2,000,000	1.100	01/12/09	2,000,000
2,800,000	1.100	02/10/09	2,800,000
Maryland State Austin Trust Certificates GO VRDN Series 2008-1194 (Bank of America N.A. SPA) (A-1+)(a)
4,875,000	1.200	01/01/09	4,875,000
Maryland State GO Bonds Local Facilities Second Series 2003 (AAA/Aaa)
2,865,000	5.000	08/01/09	2,914,198
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
2,000,000	5.000	02/01/09	2,005,081
Maryland State Health & Higher Educational Facilities Authority VRDN RB for John Hopkins University Series 2008 B (A-1+/VMIG1)
1,765,000	0.550	01/07/09	1,765,000
Montgomery County GO Bonds Public Improvement Series 2006 A (AAA/Aaa)
600,000	5.000	05/01/09	605,634
Washington Suburban Sanitation District GO Bonds Series 2002 (AAA/Aaa)
1,000,000	5.000	06/01/09	1,012,884

			$20,177,797

Massachusetts—2.5%
Massachusetts Bay Transportation Authority RB General Transportation System Series 1998 B (AA/Aa2)
2,000,000	5.125	03/01/09	2,009,756
Massachusetts Bay Transportation Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1+)(a)
1,500,000	1.150	01/01/09	1,500,000
Massachusetts School Building Authority CP Series 2008 A (Bank of Nova Scotia SPA) (P-1)
500,000	1.630	02/06/09	500,000
Massachusetts State Austin Trust Certificates VRDN RB for Harvard University Series 2008-3320 (Bank of America N.A. SPA) (A-1+)(a)
1,560,000	1.150	01/01/09	1,560,000
Massachusetts State GO Notes Series 1999 C (AAA/Aa2)
1,000,000	5.750	09/01/09	1,033,062
Massachusetts State GO RANS Series 2008 C (SP-1+/MIG1)
10,000,000	4.000	05/29/09	10,071,979
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2008 H-1 (A-1+)
2,500,000	1.570	03/02/09	2,500,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2008 H-2 (A-1+)
1,500,000	2.400	01/05/09	1,500,000
1,000,000	1.600	01/12/09	1,000,000
3,000,000	1.700	02/02/09	3,000,000
790,000	1.800	02/02/09	790,000
790,000	1.800	02/03/09	790,000
Massachusetts State Health & Educational Facilities Authority for Harvard University CP Series 2009 S-EE (A-1)
1,000,000	0.400	01/14/09	1,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology Series 2001 J-2 (A-1+/VMIG1)
8,750,000	0.700	01/01/09	8,750,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F-4 (Bank of America N.A. SPA) (A-1+/VMIG1)
1,735,000	0.950	01/01/09	1,735,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 1995 G (Bank of America N.A. SPA) (A-1+/VMIG1)
1,400,000	0.650	01/07/09	1,400,000

			$39,139,797

Michigan—5.3%
Lenawee County Hospital Finance Authority VRDN RB Refunding & Improvement Promedica Healthcare Series 2008 C (UBS AG LOC) (A-1/VMIG1)
$1,000,000	0.940%	01/07/09	$1,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)

Michigan Municipal Bond Authority RANS Clean Water Revolving Series 2008 (SP-1+/MIG1)
$2,000,000	3.000%	07/15/09	$2,022,616
Michigan Municipal Bond Authority RB for Clean Water Revolving Series 1999 (AAA/Aaa)
2,170,000	5.500	10/01/09	2,243,739
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-8510 Series 2007 (Citigroup Financial Products SPA) (A-1+)(a)
1,250,000	1.350	01/01/09	1,250,000
Michigan State GO RANS Series 2008 A (SP-1+/MIG1)
26,000,000	3.000	09/30/09	26,198,491
Michigan State GO RANS Series 2008 B (SP-1+/MIG1)
5,000,000	3.000	09/30/09	5,049,614
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 1999 B-1 RMKT (A-1+/VMIG1)
1,260,000	0.600	01/07/09	1,260,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-3 (A-1+/VMIG1)
4,400,000	0.600	01/07/09	4,400,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-4 (A-1+/VMIG1)
6,800,000	0.450	01/07/09	6,800,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-8 (A-1+/VMIG1)
6,950,000	0.450	01/07/09	6,950,000
Michigan State University VRDN RB Refunding General Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,200,000	0.700	01/07/09	1,200,000
Michigan State University VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
500,000	0.700	01/07/09	500,000
University of Michigan Regents CP Series 2008 F (A-1)
1,880,000	1.750	01/09/09	1,880,000
University of Michigan VRDN RB Hospital Series 2005 A (A-1+/VMIG1)
2,300,000	1.350	01/02/09	2,300,000
University of Michigan VRDN RB Hospital Series 2005 B (A-1+/VMIG1)
3,310,000	0.800	01/01/09	3,310,000
University of Michigan VRDN RB Hospital Series 2007 B (A-1+/VMIG1)
4,650,000	0.800	01/01/09	4,650,000
University of Michigan VRDN RB Refunding for Hospital Series 1992 A (A-1+/VMIG1)
6,400,000	1.350	01/02/09	6,400,000
University of Michigan VRDN RB Refunding for Medical Service Plan Series 1998 A-1 (A-1+/VMIG1)
5,370,000	1.350	01/02/09	5,370,000

			$82,784,460

Minnesota—2.9%
Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 D (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
$2,300,000	0.750%	01/07/09	$2,300,000
Minnesota State GO Bonds Highway & Various Purpose Series 2007 (AAA/Aa1)
1,000,000	5.000	08/01/09	1,017,752
Minnesota State GO Bonds Refunding Series 2007 (AAA/Aa1)
1,245,000	5.000	08/01/09	1,268,498
Minnesota State GO Bonds Series 1999 (AAA/Aa1)
620,000	5.250	08/03/09	632,074
Minnesota State GO Bonds Series 2001 (AAA/Aa1)
4,810,000	5.000	10/01/09	4,915,564
Minnesota State GO Bonds Series 2005 (AAA/Aa1)
3,000,000	5.000	10/01/09	3,065,590
Minnesota State GO VRDN Putters Series 2008-3265 (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,000,000	1.200	01/01/09	8,000,000
Minnesota State Higher Education Facilities VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA) (VMIG1)
1,425,000	1.050	01/01/09	1,425,000
Rochester County Mayo Clinic CP Series 2000 B (U.S. Bank N.A. SPA) (SP-1+)
2,000,000	1.800	01/08/09	2,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+/Aa2)
3,500,000	1.680	05/07/09	3,500,000
St. Louis Park VRDN RB Refunding for Park Nicollet Health Services Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+)
2,000,000	1.080	01/01/09	2,000,000
University of Minnesota CP Series 2008 (A-1)
4,500,000	2.000	01/05/09	4,500,000
2,500,000	0.900	01/06/09	2,500,000
3,000,000	0.650	02/02/09	3,000,000
1,700,000	0.800	02/10/09	1,700,000
4,000,000	1.600	03/02/09	4,000,000

			$45,824,478

Mississippi—0.1%
Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (VMIG1)
$550,000	1.100%	01/02/09	$550,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Mississippi (continued)

Mississippi Business Financial Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 B (A-1+/VMIG1)
$900,000	1.050%	01/02/09	$900,000
Mississippi Development Bank Special Obligation VRDN RB for Municipal Gas Authority Natural Gas Project Series 2005 (Societe Generale SPA) (A-1+/VMIG1)
600,000	1.200	01/01/09	600,000

			$2,050,000

Missouri—2.5%
Bi-State Development Agency of Missouri-Illinois Metropolitan District VRDN RB for Mass Transit Metrolink Series 2005 Subseries A (JPMorgan Chase Bank LOC) (A-1+/VMIG1)
$1,550,000	0.800%	01/07/09	$1,550,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2004 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,000,000	1.100	01/02/09	5,000,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+)
2,000,000	1.150	01/02/09	2,000,000
Missouri State Cox Health CP Series 2008 B (ScotiaBank (Ireland) LOC) (A-1)
1,000,000	1.000	01/07/09	1,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2008 C-5 (VMIG1)
1,000,000	3.500	11/15/09	1,016,776
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank National SPA) (A-1+/VMIG1)
6,000,000	0.950	01/01/09	6,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 C (JPMorgan Chase Bank N.A. and Bank of America N.A. SPA) (A-1+/VMIG1)
1,175,000	1.100	01/01/09	1,175,000
Missouri State Health & Educational Facilities Authority VRDN RB for Sisters of Mercy Health System Series 2008 B (Bank of America N.A SPA) (A-1+/VMIG1)
2,200,000	1.150	01/02/09	2,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 A-1 RMKT (Bank of America N.A. LOC) (A-1+)
3,000,000	0.710	01/07/09	3,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT (Bank of America N.A. LOC) (A-1+)
3,100,000	0.710	01/07/09	3,100,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-3 RMKT (UBS AG SPA) (A-1+)
3,200,000	0.700	01/07/09	3,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA) (A-1+)
5,500,000	0.700	01/07/09	5,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Project Series 1984 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
700,000	1.280	01/07/09	700,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,000,000	1.150	01/02/09	1,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 C (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,700,000	0.900	01/02/09	1,700,000
University of Missouri VRDN RB for Systems Facilities Series 2001 A (A-1+/VMIG1)
1,600,000	1.100	01/02/09	1,600,000

			$39,741,776

Montana—0.4%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$6,400,000	1.150%	01/02/09	$6,400,000

Nebraska—0.7%
Nebraska Educational Finance Authority VRDN RB Refunding for Creighton University Projects Series 2008 (JPMorgan Chase & Co. LOC) (VMIG1)
$1,100,000	1.100%	01/02/09	$1,100,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,000,000	1.350	01/01/09	4,000,000
Omaha GO VRDN ROCS-RR-II R-9210 Series 2008 (Citigroup Inc. SPA) (A-1+)(a)
5,395,000	1.000	01/01/09	5,395,000

			$10,495,000

Nevada—1.4%
Clark County Bond Bank Austin Trust Certificates GO VRDN Series 2008-1171 (Bank of America N.A. SPA) (A-1+)(a)
$9,770,000	1.200%	01/01/09	$9,770,000
Clark County GO VRDN ROCS-RR-II R-11507 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,900,000	1.350	01/01/09	2,900,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)

Clark County School District GO Bonds Tax Building Series 2008 A (AA/Aa2)
$7,000,000	5.000%	06/15/09	$7,098,926
Clark County School District GO VRDN ROCS-RR-II R-8133 Series 2008 (A-1+)(a)
430,000	1.350	01/01/09	430,000
Las Vegas Valley Water District GO Bonds Refunding & Improvement Series 2008 A (AA+/Aa1)
555,000	5.000	02/01/09	556,433
Nevada State GO Bonds Series 1999 A (AA+/Aa1)
1,000,000	5.000	07/01/09	1,014,951

			$21,770,310

New Hampshire—0.2%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2002 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$3,000,000	0.600%	01/07/09	$3,000,000

New Jersey—0.1%
New Jersey State Environmental Infrastructure RB Series 2007 A (AAA/Aaa)
$1,090,000	5.000%	09/01/09	$1,117,707

New Mexico—0.6%
Bernalillo County TRANS Series 2008 (SP-1+/MIG1)
$3,000,000	0.975%	12/31/09	$3,043,333
New Mexico Finance Authority Transportation VRDN RB Refunding for Subordinated Lien Series 2008 Subseries B-2 (UBS AG LOC) (A-1/VMIG1)
2,000,000	1.150	01/01/09	2,000,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
3,965,000	0.850	01/07/09	3,965,000

			$9,008,333

New York—15.7%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
$1,300,000	0.700%	01/07/09	$1,300,000
Nassau County IDA Civic Facility VRDN RB for Cold Spring Harbor Laboratory Series 2008 RMKT (JPMorgan Chase & Co. SPA) (VMIG1)
2,500,000	1.050	01/02/09	2,500,000
New York City Austin Trust Certificates GO VRDN Series 2008-1064 (Bank of America N.A. SPA) (A-1+)(a)
1,160,000	1.150	01/01/09	1,160,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC) (A-1+/VMIG1)
3,000,000	1.050	01/02/09	3,000,000
New York City GO VRDN Series 1994 Subseries B-9 RMKT (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
800,000	0.650	01/07/09	800,000
New York City GO VRDN Series 1996 Subseries J-3 RMKT (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
12,600,000	0.650	01/07/09	12,600,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
6,180,000	0.650	01/07/09	6,180,000
New York City GO VRDN Series 2002 Subseries C-4 (BNP Paribas LOC) (A-1+/VMIG1)
750,000	0.610	01/07/09	750,000
New York City GO VRDN Series 2002 Subseries C-5 (Bank of New York LOC) (A-1+/VMIG1)
3,380,000	0.610	01/07/09	3,380,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
2,000,000	0.650	01/07/09	2,000,000
New York City GO VRDN Series 2003 Subseries A-5 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
8,835,000	0.700	01/07/09	8,835,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
8,300,000	0.700	01/02/09	8,300,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
4,575,000	0.600	01/07/09	4,575,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1+)(a)
1,548,000	1.150	01/01/09	1,548,000
New York City Municipal Water Finance Authority CP Series 2008 (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1)
3,750,000	0.850	01/20/09	3,750,000
10,000,000	1.000	01/21/09	10,000,000
New York City Municipal Water Finance Authority CP Series 5 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/P-1+)
10,000,000	1.750	01/08/09	10,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2559 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,780,000	1.180	01/01/09	1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3026 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,215,000	1.180	01/01/09	2,215,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS RR II R-406 Series 2005 (Citibank N.A. SPA) (A-1+)(a)
$8,000,000	1.340%	01/01/09	$8,000,000
New York City Transitional Finance Authority RB Future Tax Secured Series 1999 B (AAA/Aa1)
1,570,000	5.125	05/01/09	1,600,554
New York City Transitional Finance Authority RB Prerefunded Future Tax Series 2005 C (AAA/Aa1)
4,595,000	5.500	05/01/09	4,690,033
New York City Transitional Finance Authority RB Unrefunded Balance Future Tax Secured Series 1998 A (AAA/Aa1)
1,000,000	5.000	05/19/09	1,020,110
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,000,000	1.150	01/02/09	1,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
500,000	0.650	01/07/09	500,000
New York City Transitional Finance Authority VRDN RB Putters Series 2008-3283 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,820,000	1.180	01/01/09	2,820,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,935,000	0.700	01/07/09	7,935,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
800,000	1.050	01/02/09	800,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
24,440,000	1.050	01/02/09	24,440,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3G (Bank of New York SPA) (A-1+/VMIG1)
5,000,000	0.650	01/07/09	5,000,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3H (Royal Bank of Canada SPA) (A-1+/VMIG1)
10,000,000	1.150	01/02/09	10,000,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-II R-6102 Series 2008 (Citigroup Financial Products) (A-1+)(a)
3,295,000	1.340	01/01/09	3,295,000
New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
3,500,000	1.340	01/01/09	3,500,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1189 (Bank of America N.A. SPA) (A-1+)(a)
6,750,000	1.150	01/01/09	6,750,000
New York State Dormitory Authority for Memorial Sloan-Kettering Hospital VRDN RB Putters Series 2008-3201 (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,020,000	1.180	01/01/09	10,020,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,660,000	1.180	01/01/09	6,660,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11560 for Memorial Sloan-Kettering Hospital Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,100,000	1.350	01/01/09	2,100,000
New York State Dormitory Authority VRDN RB for Sloan-Kettering Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,750,000	1.180	01/01/09	3,750,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,790,000	1.180	01/01/09	1,790,000
New York State Environmental Facilities Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,640,000	1.180	01/01/09	3,640,000
New York State Environmental Facilities GO CP Series 1997 A (Bayerische Landesbank, LandesBank Hessen-Thueringen LOC) (A-1)
3,000,000	1.000	04/01/09	3,000,000
New York State Environmental Facilities GO CP Series 1998 A (JPMorgan Chase & Co., Bayerische Landesbank and Landesbank Hessen-Thueringen LOC) (A-1)
3,000,000	1.000	01/12/09	3,000,000
4,600,000	1.100	01/12/09	4,600,000
New York State GO VRDN Environmental Quality Series 1998 G (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
4,600,000	1.750	01/06/09	4,600,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+)
900,000	0.650	01/07/09	900,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+)
10,900,000	0.700	01/07/09	10,900,000
New York State Local Government Assistance Corp. VRDN RB Refunding Senior Lien Series 2008 B-CV (Royal Bank of Canada SPA) (A-1+/VMIG1)
5,000,000	0.800	01/07/09	5,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
$6,800,000	0.700%	01/07/09	$6,800,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
2,200,000	0.600	01/07/09	2,200,000
New York State Museum of Modern Art VRDN RB Putter Series 2008-3119 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,335,000	1.180	01/01/09	4,335,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1+/VMIG1)
3,800,000	1.050	01/01/09	3,800,000

			$243,118,697

North Carolina—4.4%
Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA) (A-1+/VMIG1)
$870,000	0.700%	01/07/09	$870,000
Charlotte GO Bonds Refunding Series 1993 (AAA/Aaa)
2,555,000	5.000	02/01/09	2,559,961
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1+/VMIG1)
780,000	1.150	01/01/09	780,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
3,655,000	0.900	01/02/09	3,655,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
1,615,000	1.200	01/01/09	1,615,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1+/VMIG1)
3,300,000	0.800	01/07/09	3,300,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1+/VMIG1)
1,600,000	0.740	01/07/09	1,600,000
Mecklenburg County GO VRDN Series 2002 C (Bank of America N.A. SPA) (A-1+/VMIG1)
2,115,000	0.800	01/07/09	2,115,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,750,000	0.800	01/07/09	1,750,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,350,000	1.750	01/01/09	2,350,000
Mecklenburg County GO VRDN Series 2006 A (AAA/Aaa)
1,000,000	2.000	01/01/09	1,008,322
Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1+/VMIG1)
370,000	1.210	01/01/09	370,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
2,950,000	1.340	01/01/09	2,950,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 B (A-1+/VMIG1)
3,620,000	1.730	01/01/09	3,620,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1987 A (A-1+/VMIG1)
650,000	0.800	01/01/09	650,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1992 A (A-1+/VMIG1)
4,400,000	0.800	01/01/09	4,400,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
1,000,000	0.700	01/07/09	1,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB ROCS-RR-II R-10313 Series 2007 (Citigroup Financial Product SPA) (A-1+)(a)
2,000,000	1.420	01/01/09	2,000,000
North Carolina State GO Bonds Highway Series 2004 (AAA/Aaa)
765,000	5.000	05/01/09	773,030
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,750,000	0.800	01/07/09	1,750,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
11,200,000	0.550	01/07/09	11,200,000
North Carolina State GO VRDN Refunding Series 2002 D (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
2,525,000	0.800	01/07/09	2,525,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (A-1+/VMIG1)
2,000,000	0.750	01/07/09	2,000,000
University of North Carolina CP Series 2008 A (A-1)
1,000,000	1.000	03/02/09	1,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
1,280,000	1.200	01/01/09	1,280,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	1.360	01/01/09	5,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)

University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
$2,085,000	0.400%	01/07/09	$2,085,000
University of North Carolina VRDN RB Series 2001 C (A-1+/VMIG1)
1,460,000	0.800	01/07/09	1,460,000
Wake County GO Bonds Anticipation Notes Series 2008 (SP-1+/MIG1)
1,500,000	3.500	10/15/09	1,520,875
Wake County GO VRDN Public Improvements Series 2003 C (LLoyds TSB Bank PLC SPA) (A-1+/VMIG1)
800,000	1.150	01/01/09	800,000

			$67,987,188

Ohio—3.1%
Cleveland Clinic VRDN RB Wells Fargo Stage Trust Floater Certificates Series 2008-59C (VMIG1)(a)
$2,800,000	1.220%	01/01/09	$2,800,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1+/VMIG1)
1,500,000	1.200	01/01/09	1,500,000
Columbus GO VRDN Sanitation Sewer System Series 2006-1 (A-1+/VMIG1)
850,000	0.800	01/01/09	850,000
Columbus Sewer System VRDN RB Refunding Series 2008 B (A-1+/VMIG1)
1,000,000	0.950	01/01/09	1,000,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (VMIG1)
3,250,000	0.750	01/01/09	3,250,000
Montgomery County VRDN RB for Catholic Healthcare Initiative Series 2006 B-2 (A-1+/VMIG1)
8,800,000	0.700	01/07/09	8,800,000
Ohio State GO Bonds Series 2007 A (AA+/Aa1)
500,000	5.000	06/15/09	507,596
Ohio State GO VRDN Common Schools Series 2005 B (A-1+/VMIG1)
500,000	0.300	01/07/09	500,000
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B (A-1+/VMIG1)
3,100,000	0.350	01/07/09	3,100,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
6,900,000	0.650	01/07/09	6,900,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
4,585,000	0.650	01/07/09	4,585,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Clinic Series 2008 B-4 (A-1+/VMIG1)
3,150,000	1.000	01/02/09	3,150,000
Ohio State Higher Educational Facility Commission VRDN RB for University Hospital Health System Series 2008 B (RBS Citizens N.A. LOC) (A-1+/VMIG1)
1,000,000	0.660	01/07/09	1,000,000
Ohio State Higher Educational Facility VRDN RB for Cleveland Clinic Putters Series 2008-3140 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,650,000	1.200	01/01/09	1,650,000
Ohio State University General Receipts VRDN RB Series 1999 B (A-1+/VMIG1)
8,350,000	0.350	01/07/09	8,350,000

			$47,942,596

Oklahoma—0.5%
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 F Convertible (Banco Bilbao Vizcaya Argentina SPA, Fortis Bank and Lloyds TSB Bank) (VMIG1)
$8,260,000	1.150%	01/02/09	$8,260,000

Oregon—1.5%
Clackamas County Oregon Providence Health Services CP (A-1) Series 2008
$1,500,000	1.200%	03/02/09	$1,500,000
1,000,000	2.050	03/02/09	1,000,000
3,000,000	0.800	03/11/09	3,000,000
2,500,000	0.800	04/02/09	2,500,000
Oregon State GO VRDN Series 1985 73-E (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,100,000	0.600	01/07/09	2,100,000
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (VMIG1)
4,650,000	0.600	01/07/09	4,650,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
8,300,000	0.650	01/07/09	8,300,000

			$23,050,000

Pennsylvania—1.7%
Pennsylvania State GO Bonds First Series 2008 (AA/Aa2)
$1,000,000	5.000%	05/15/09	$1,011,803
Pennsylvania State GO VRDN ROCS-RR-II R-11505 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
3,400,000	1.350	01/01/09	3,400,000
Pennsylvania State Turnpike Commission VRDN RB Multi-Modal Series 2008 C (Bank of America N.A. LOC) (A-1+/VMIG1)
3,000,000	0.950	01/07/09	3,000,000
Philadelphia GO TRANS Series 2008 A (SP-1+/MIG1)
12,000,000	3.500	06/30/09	12,088,092

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)

Philadelphia Water & Wastewater Systems VRDN RB Series 1997 B RMKT (Bank of America N.A. LOC) (A-1+/VMIG1)
$5,000,000	0.750%	01/07/09	$5,000,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
1,300,000	0.650	01/07/09	1,300,000

			$25,799,895

Rhode Island—2.2%
Rhode Island Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2001-B (A-1+/VMIG1)
$7,115,000	0.850%	01/02/09	$7,115,000
Rhode Island Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2003 B (A-1+/VMIG1)
1,400,000	0.800	01/01/09	1,400,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Rhode Island School of Design Series 2008 A (Bank of America N.A. LOC) (VMIG1)
3,890,000	0.700	01/07/09	3,890,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Rhode Island School of Design Series 2008 B (Bank of America N.A. LOC) (VMIG1)
3,000,000	0.700	01/07/09	3,000,000
Rhode Island State & Providence Plantations GO TANS Series 2008 (SP-1+)
18,400,000	3.500	06/30/09	18,519,322

			$33,924,322

South Carolina—0.3%
Charleston Waterworks & Sewer VRDN RB Refunding & Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
$1,100,000	1.200%	01/01/09	$1,100,000
Greenville Hospital System Facilities VRDN RB Refunding Series 2008 C (Bank of America LOC) (A-1+/VMIG1)
3,000,000	1.200	01/01/09	3,000,000

			$4,100,000

Tennessee—3.5%
City of Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1)
$2,500,000	1.200%	03/12/09	$2,500,000
Knoxville Tennessee GO Bonds Refunding Series 2004 B (AA+/Aa2)
2,335,000	5.000	05/01/09	2,358,724
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2005 A-2 (A-1+/VMIG1)
1,100,000	0.700	01/01/09	1,100,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
12,990,000	0.800	01/01/09	12,990,000
Shelby County Health Education & Housing Facilities Board VRDN RB for Baptist Memorial Healthcare Series 2004 A (AA)
27,595,000	2.500	04/02/09	27,595,000
Tennessee State GO CP Series 2008 A (Tennessee Consolidated Retirement System SPA) (A-1/P-1)
3,000,000	0.900	02/02/09	3,000,000
1,900,000	1.150	02/12/09	1,900,000
Vanderbilt University CP Series 2008 A (A-1+/P-1)
2,500,000	1.850	01/05/09	2,500,000

			$53,943,724

Texas—15.0%
Bastrop ISD Eclipse Funding Trust GO VRDN Series 2007-0087 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
$1,610,000	1.240%	01/01/09	$1,610,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTF) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,500,000	1.250	01/01/09	2,500,000
Dallas Waterworks & Sewer Systems RB Series 2005 (AAA/Aa2)
2,500,000	5.000	10/01/09	2,561,982
Denton ISD GO VRDN Putters Series 2008-2765 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,185,000	1.250	01/01/09	2,185,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
2,770,000	1.220	01/01/09	2,770,000
El Paso Water & Sewer Systems CP Series 2008 (JPMorgan Chase & Co. SPA) (A-1/P-1)
1,000,000	1.100	01/13/09	1,000,000
Fort Bend ISD GO VRDN Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
9,905,000	1.220	01/01/09	9,905,000
Fort Worth Water & Sewer RB Refunding and Improvement Series 2003 (AA/Aa2)
2,775,000	5.000	02/15/09	2,784,577
Garland GO Certificates Obligation Series 2000 (AA+/Aa2)
3,120,000	5.500	02/17/09	3,132,926
Harris County Flood Control District GO VRDN ROCS-RR-II R-11313 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
995,000	1.350	01/01/09	995,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)

Harris County Flood Control District GO VRDN ROCS-RR-II R-12099 Series 2007 (A-1+/VMIG1)(a)(b)
$3,000,000	1.390%	01/01/09	$3,000,000
Harris County GO VRDN ROCS-RR-II R-12191 Series 2007 (Citigroup Financial Products and Bank of New York SPA) (A-1+/VMIG1)(a)
3,000,000	1.430	01/01/09	3,000,000
Houston GO Bonds Refunding and Public Improvement Series 1999 A (AA/Aa3)
2,000,000	5.250	03/01/09	2,009,833
Houston Higher Education Finance Corp. VRDN RB for Rice University Eagle Series 2007-0077 A (Citibank N.A. SPA) (A-1+)(a)
3,430,000	1.340	01/01/09	3,430,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(c)
3,300,000	1.950	01/01/09	3,300,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2008 B (A-1+/VMIG1)
1,760,000	1.100	01/02/09	1,760,000
Houston ISD GO Bonds Prerefunded Series 1999 A (PSF-GTD) (AAA/Aaa)
840,000	4.750	02/15/09	842,774
Houston ISD GO Bonds Refunding and Public Improvement Series 1999 A (PSF-GTD) (AAA/Aaa)
3,700,000	5.250	02/17/09	3,716,701
Houston Utility Systems VRDN RB Refunding First Lien Series 2008 A-1 (Bank of America N.A. LOC) (A-1+/VMIG1)
2,500,000	1.200	01/01/09	2,500,000
Katy ISD GO VRDN ROCS-RR-II R-910 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
260,000	1.350	01/01/09	260,000
Longview ISD GO VRDN Putters Series 2008-3059 (PSF-GTD) (JPMorgan Chase Bank SPA) (A-1+)(a)
2,295,000	1.250	01/01/09	2,295,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,710,000	1.330	01/01/09	2,710,000
Lower Neches Valley Authority IDB Corp. Exempt Facilities VRDN RB for Exxon Mobil Corp. Series 2008 Subseries A3 (VMIG1)
2,000,000	1.000	01/02/09	2,000,000
Lubbock Health Facilities Development Corp. VRDN RB Refunding for St. Joseph Health Systems Series 2008 A (A-1+/VMIG1)
3,955,000	1.050	01/01/09	3,955,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
1,000,000	1.240	01/01/09	1,000,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co. SPA) (VMIG1)(a)
2,915,000	1.150	01/01/09	2,915,000
Red River Education Finance VRDN RB for Higher Education Christian University Series 2006 (VMIG1)
5,200,000	0.750	01/07/09	5,200,000
Rice University CP Series 2008 (A-1)
1,000,000	0.900	03/02/09	1,000,000
1,200,000	0.800	03/03/09	1,200,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,780,000	1.200	01/01/09	1,780,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,730,000	1.200	01/01/09	2,730,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11496 Series 2008 (Citibank N.A. SPA) (VMIG1)(a)
3,995,000	1.350	01/01/09	3,995,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1+/VMIG1)
5,350,000	0.800	01/07/09	5,350,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
1,900,000	1.050	01/01/09	1,900,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2008 D (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,100,000	1.000	01/02/09	4,100,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2008 G (Bank of America N.A. SPA) (A-1+/VMIG1)
5,350,000	1.000	01/02/09	5,350,000
Texas Municipal Power CP Series 2005 (Bayerische Landesbank and Bank of America N.A. LOC) (A-1+)
10,000,000	1.200	01/07/09	10,000,000
9,400,000	1.150	01/13/09	9,400,000
Texas State Austin Trust Certificates VRDN GO Series 2008-1147 (Bank of America N.A. SPA) (A-1+)(a)
5,000,000	1.200	01/01/09	5,000,000
Texas State GO Bonds Refunding for Public Finance Authority Series 2008 A (AA/Aa1)
2,250,000	5.000	10/01/09	2,305,958
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
800,000	1.900	02/05/09	800,000
1,100,000	0.650	03/23/09	1,100,000
Texas State Public Finance Authority CP Series 2003 C (A-1)
2,000,000	0.700	01/28/09	2,000,000
Texas State TRANS Series 2008 (SP-1+/MIG1)
26,300,000	3.000	08/28/09	26,539,818

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)

Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1+)(a)
$3,000,000	1.200%	01/01/09	$3,000,000
Texas State Transportation Commission State Highway Fund VRDN RB First Tier Series 2006 B (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
700,000	0.720	01/07/09	700,000
Texas State Transportation Commission VRDN RB ROCS-RR-II R-11273 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,430,000	1.350	01/01/09	1,430,000
Texas Technical University CP Series 2008 A-1 (A-1+/P-1)
2,529,000	1.050	04/01/09	2,529,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1+)
1,500,000	1.200	01/01/09	1,500,000
Texas Water Development Board VRDN RB Refunding for State Revolving Subordinated Lien Series 2007 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
10,346,000	1.300	01/02/09	10,346,000
University of Texas CP Series 2008 (A-1+/P-1)
2,200,000	0.750	01/05/09	2,200,000
1,800,000	0.750	01/07/09	1,800,000
1,520,000	0.750	01/12/09	1,520,000
2,395,000	2.000	01/12/09	2,395,000
4,000,000	0.700	01/28/09	4,000,000
5,576,000	1.000	02/02/09	5,576,000
1,000,000	1.650	02/06/09	1,000,000
5,000,000	1.600	03/02/09	5,000,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,000,000	1.350	01/01/09	1,000,000
University of Texas Permanent University Fund VRDN RB Series 2007-1574 (Rabobank Netherland SPA) (F1+)(a)
5,000,000	1.250	01/01/09	5,000,000
University of Texas VRDN RB Financing System Series 2008 B (A-1+/VMIG1)
1,550,000	0.800	01/01/09	1,550,000
University of Texas VRDN RB Refunding Financing System Series 2007 B (A-1+/VMIG1)
3,000,000	0.700	01/01/09	3,000,000
15,845,000	0.950	01/01/09	15,845,000
University of Texas VRDN RB ROCS-RR-II R-11077 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,095,000	1.350	01/01/09	4,095,000
Waco Texas Educational Finance Corp. VRDN RB for Baylor University Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+)
1,500,000	0.700	01/07/09	1,500,000

			$232,875,569

Utah—1.9%
Intermountain Power Agency CP Series 2008 B-2 (Bank of Nova Scotia SPA) (A-1)
4,900,000	0.850	01/13/09	4,900,000
Jordan School District GO Bonds for Utah School Bond Guaranty Program Series 2007 (State of Utah SPA) (Aaa)
500,000	4.000	06/15/09	505,083
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+/Aa1)
2,500,000	1.150	01/02/09	2,500,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+/Aa1)
1,200,000	1.150	01/02/09	1,200,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 C (Northern Trust Co. SPA) (A-1+/VMIG1)
2,700,000	1.100	01/02/09	2,700,000
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,000,000	1.200	01/01/09	5,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
5,000,000	1.050	01/01/09	5,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
5,800,000	1.050	01/01/09	5,800,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 A (Landesbank Hessen Thueringen SPA) (A-1+/VMIG1)
1,620,000	1.150	01/02/09	1,620,000

			$29,225,083

Virginia—2.3%
Arlington County Public Improvement GO Bonds Series 2003 (AAA/Aaa)
$4,000,000	4.000%	01/15/09	$4,002,763
Arlington County Public Improvement GO Bonds Series 2007 (AAA/Aaa)
1,000,000	5.000	03/15/09	1,006,481
Fairfax County Economic Development Authority VRDN RB for Smithsonian Institution Series 2003 B (Bank of America N.A. SPA) (A-1+/VMIG1)
900,000	0.950	01/01/09	900,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 A-2 (A-1/VMIG1)
20,740,000	0.680	01/07/09	20,740,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2008 C-2 (A-1+/VMIG1)
6,490,000	1.600	04/20/09	6,490,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia (continued)

Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 F (A-1+/VMIG1)
$875,000	0.450%	01/07/09	$875,000
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2004 A (AA+/Aa1)
500,000	5.000	02/01/09	501,238
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/Aa1)
1,000,000	5.000	02/01/09	1,002,696
Virginia State Resources Authority Clean Water RB Refunding Subordinated State Revolving Fund Series 2005 (AAA/Aaa)
1,000,000	5.000	10/01/09	1,021,332

			$36,539,510

Washington—3.1%
Energy Northwest Washington Electric VRDN RB Refunding Project No. 3 Series 2003 E (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$14,425,000	0.600%	01/07/09	$14,425,000
King County CP Series 2008 (Bayerische Landesbank SPA) (A-1/P-1)
2,000,000	0.950	03/19/09	2,000,000
King County GO Refunding Bond Series 2003 (AAA/Aaa)
500,000	5.000	06/01/09	506,890
King County Sewer System VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
1,300,000	0.850	01/07/09	1,300,000
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
4,600,000	0.650	01/07/09	4,600,000
Seattle Water System VRDN RB Series 2002 A (Bayerische Landesbank LOC) (A-1+/VMIG1)
3,400,000	0.780	01/07/09	3,400,000
Seattle Water System VRDN RB Series 2002 B (Bayerische Landesbank LOC) (A-1+/VMIG1)
1,400,000	0.850	01/07/09	1,400,000
Washington State GO Series 2007 D (AA+/Aa1)
4,000,000	4.500	01/01/09	4,000,263
Washington State GO VRDN Eagle Series 2008-0039 Class A (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
3,000,000	1.350	01/01/09	3,000,000
Washington State GO VRDN ROCS-RR-II R-12002 Series 2007 (Citigroup, Inc. SPA) (A-1+/VMIG1)(a)
2,500,000	1.350	01/01/09	2,500,000
Washington State GO VRDN ROCS-RR-II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
4,180,000	1.360	01/01/09	4,180,000
Washington State GO VRDN Series 1996 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
5,300,000	0.350	01/07/09	5,300,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (VMIG1)(a)
1,000,000	1.200	01/01/09	1,000,000

			$47,612,153

Total Investments—99.3%			$1,541,838,450

Other Assets in Excess of Liabilities—0.7%			10,557,106

Net Assets—100.0%			$1,552,395,556

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2008, these securities amounted to $271,963,000 or approximately 17.5% of net assets.

(b)	All or a portion represents a forward commitment.

(c)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2008, these securities amounted to $3,300,000 or approximately 0.2% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
ISD	—	Independent School District
LOC	—	Letter of Credit
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt New York Portfolio
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—101.7%
Buffalo Municipal Water Finance Authority Water System VRDN RB Refunding Series 2008 (JPMorgan Chase & Co. LOC) (A-1+)
$4,020,000	0.630%	01/07/09	$4,020,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
8,000,000	0.700	01/07/09	8,000,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1B RMKT (State Street Bank & Trust Co. LOC) (A-1+/VMIG1)
2,800,000	1.050	01/02/09	2,800,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2B (Bayerische Landesbank LOC) (A-1+/VMIG1)
3,250,000	1.100	01/02/09	3,250,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC) (A-1+)
6,000,000	1.050	01/01/09	6,000,000
Metropolitan Transportation Authority VRDN RB Putters Series 2008-3005 (BHAC) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,555,000	1.330	01/01/09	3,555,000
Metropolitan Transportation Authority VRDN RB Series 2005 Subseries G-2 (BNP Paribas LOC) (A-1+/VMIG1)
1,300,000	1.150	01/02/09	1,300,000
Metropolitan Transportation Authority VRDN RB Series 2008 Subseries G-1 RMKT (Bank of Nova Scotia LOC) (A-1+/VMIG1)
14,450,000	0.850	01/09/09	14,450,000
Nassau County GO RANS Series 2008 B (SP-1+/MIG1)
15,000,000	3.000	05/15/09	15,076,047
Nassau County GO TANS Series 2008 (SP-1+/MIG1)
10,000,000	2.000	09/30/09	10,088,828
Nassau County IDA Civic Facility VRDN RB for Cold Spring Harbor Laboratory Series 2008 RMKT (JPMorgan Chase & Co. SPA) (VMIG1)
2,200,000	1.050	01/02/09	2,200,000
New York City GO Bonds Fiscal 2008 Series 2007 Subseries C-1 (AA/Aa3)
2,960,000	4.250	10/01/09	3,013,003
New York City GO Bonds Series 2002 E (AA/Aa3)
2,620,000	5.250	08/01/09	2,666,591
New York City GO Bonds Series 2002 F (AA/Aa3)
2,000,000	5.250	08/01/09	2,041,851
New York City GO VRDN ROCS-RR-II R-11299 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
2,445,000	1.340	01/01/09	2,445,000
New York City GO VRDN Series 1993 Subseries B-3 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
1,600,000	1.050	01/02/09	1,600,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
2,300,000	0.700	01/07/09	2,300,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
2,200,000	0.650	01/07/09	2,200,000
New York City GO VRDN Series 2002 Subseries C-4 (BNP Paribas LOC) (A-1+/VMIG1)
3,580,000	0.610	01/07/09	3,580,000
New York City GO VRDN Series 2002 Subseries C-5 (Bank of New York LOC) (A-1+/VMIG1)
1,275,000	0.610	01/07/09	1,275,000
New York City GO VRDN Series 2003 Subseries A-5 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
700,000	0.700	01/07/09	700,000
New York City GO VRDN Series 2003 Subseries A-6 (Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
1,165,000	0.700	01/07/09	1,165,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
1,155,000	0.700	01/07/09	1,155,000
New York City GO VRDN Series 2004 Subseries H-2 (Bank of New York LOC) (A-1+/VMIG1)
1,895,000	0.610	01/07/09	1,895,000
New York City GO VRDN Series 2004 Subseries H-3 (Bank of New York LOC) (A-1+/VMIG1)
2,805,000	0.700	01/07/09	2,805,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 B (GO of Corp.) (TD Banknorth LOC) (A-1+/VMIG1)
2,000,000	0.650	01/07/09	2,000,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 C (GO of Corp.) (TD Banknorth LOC) (A-1+/VMIG1)
2,670,000	0.600	01/07/09	2,670,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+)
10,000,000	0.600	01/07/09	10,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
8,615,000	0.600	01/07/09	8,615,000
New York City IDA Civic Facility VRDN RB ROCS RR II R-11558 Series 2008 (BHAC) (AMBAC) (Citibank N.A.) (A-1+)(a)
2,700,000	1.370	01/01/09	2,700,000
New York City Municipal Water Finance Authority CP Series 2008 (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1)
4,000,000	1.100	01/12/09	4,000,000
3,000,000	0.850	01/20/09	3,000,000
2,000,000	1.000	01/21/09	2,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York City Municipal Water Finance Authority CP Series 5 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A+1+)
$2,000,000	1.750%	01/08/09	$2,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3026 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,780,000	1.180	01/01/09	1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS RR II R-406 Series 2005 (Citibank N.A. SPA) (A-1+)(a)
240,000	1.340	01/01/09	240,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-12010 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
1,000,000	1.340	01/01/09	1,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Resolution Series 2006 CC-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
2,500,000	1.450	01/01/09	2,500,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second Generation Fiscal 2008 Series 2007 BB-1 (Fortis Bank SPA) (A-1/VMIG1)
1,000,000	0.800	01/02/09	1,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
6,475,000	0.960	01/01/09	6,475,000
New York City Transitional Finance Authority RB Future Tax Secured Series 2000 B (AAA/Aa1)
1,000,000	5.750	11/15/09	1,033,011
New York City Transitional Finance Authority RB Series 2002 C (AAA/Aa1)
2,300,000	5.000	02/15/09	2,309,275
New York City Transitional Finance Authority RB Subordinated Future Tax Secured Series 2006 Subseries A-1 (AAA/Aa2)
5,440,000	5.000	08/01/09	5,564,316
New York City Transitional Finance Authority RB Unrefunded Balance Future Tax Secured Series 1998 A (AAA/Aa1)
3,685,000	5.000	05/15/09	3,759,104
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thuringen SPA) (A-1+/VMIG1)
2,450,000	0.700	01/07/09	2,450,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
1,400,000	0.650	01/07/09	1,400,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2002 Subseries C4 (Landesbank Hessen-Thuringen SPA) (A-1+/VMIG1)
460,000	0.970	01/02/09	460,000
New York City Transitional Finance Authority VRDN RB Recovery for Series 2002-1 Subseries 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,800,000	1.050	01/02/09	2,800,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank) (A-1+/VMIG1)
1,400,000	0.600	01/07/09	1,400,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2F (Bayerische Landesbank SPA) (A-1+/VMIG1)
500,000	1.050	01/02/09	500,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT (VMIG1)
15,600,000	0.800	01/01/09	15,600,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+)
7,420,000	0.900	01/01/09	7,420,000
New York City Trust Cultural Resources VRDN RB for Solomon R. Guggenheim Foundation Series 1990 B (Bank of America N.A. LOC) (VMIG1)
545,000	1.100	01/01/09	545,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A1 (Bank of America N.A. SPA) (A-1+/VMIG1)
11,700,000	1.150	01/02/09	11,700,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A2 (Bank of America N.A. SPA) (A-1+/VMIG1)
13,090,000	0.950	01/02/09	13,090,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1+)(a)
10,000,000	1.150	01/01/09	10,000,000
New York State Dormitory Authority for Columbia University CP Series 2002 C (A-1+)
2,000,000	1.670	01/08/09	2,000,000
New York State Dormitory Authority for Cornell University CP Series 2008 (P-1/A-1+)
5,000,000	1.650	01/08/09	5,000,000
10,000,000	1.750	01/08/09	10,000,000
New York State Dormitory Authority for Memorial Sloan-Kettering Hospital VRDN RB Putter Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,455,000	1.180	01/01/09	10,455,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2003 B RMKT (A-1+/VMIG1)
4,300,000	0.850	01/01/09	4,300,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt New York Portfolio (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York State Dormitory Authority Non-State Supported Debt VRDN RB for Ithaca College Series 2008 (RBS Citizens N.A. LOC) (VMIG1)
$9,800,000	1.100%	01/01/09	$9,800,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Long Island University Series 2008 A-2 (RBS Citizens N.A. LOC) (A-1/VMIG1)
6,500,000	1.250	01/01/09	6,500,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A CONV- (A-1+)
12,860,000	0.800	01/01/09	12,860,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A2 Convertible (A-1+)
8,300,000	0.800	01/01/09	8,300,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2008 A (A-1+/VMIG1)
3,000,000	0.800	01/01/09	3,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for St. Lawrence University Series 2008 (RBS Citizens N.A. LOC) (A-1+/VMIG1)
2,000,000	1.050	01/01/09	2,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Bank of America N.A. LOC) (VMIG1)
4,000,000	0.640	01/07/09	4,000,000
New York State Dormitory Authority RB for Mental Health Services Facilities Series 2003 D-1 (AA-)
2,330,000	5.000	02/15/09	2,340,784
New York State Dormitory Authority RB for Personal Income Tax Series 2003 A (AAA/Aa3)
1,450,000	5.000	03/15/09	1,460,101
New York State Dormitory Authority RB for Personal Income Tax State Facilities and Equipment Series 2006 B (AAA)
2,695,000	5.000	03/15/09	2,712,676
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Putters ROCS-RR-II R-4122 Series 2008 (A-1+)(a)
6,000,000	1.340	01/01/09	6,000,000
New York State Dormitory Authority State Supported Debt RB for Mental Health Services Facilities Improvement Series 2008 D (AA-)
1,000,000	3.500	02/15/09	1,002,882
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA) (A-1+/VMIG1)
500,000	0.950	01/02/09	500,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A. LOC) (A-1+/VMIG1)
4,000,000	1.050	01/02/09	4,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,000,000	0.900	01/01/09	3,000,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 A (A-1+/VMIG1)
2,035,000	0.550	01/07/09	2,035,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 B (A-1+/VMIG1)
2,890,000	0.550	01/07/09	2,890,000
New York State Dormitory Authority VRDN RB Putters Series 2008-3209 (JPMorgan Chase & Co. SPA) (A-1+)
7,155,000	1.180	01/01/09	7,155,000
New York State Dormitory Authority VRDN RB Secondary Issues Eagle Series 2007-0096 Class A (Citibank N.A. SPA) (A-1+)(a)
885,000	1.330	01/01/09	885,000
New York State Dormitory Authority VRDN RB Secondary Issues for Columbia University Trust Receipts Series 2006 K1 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
8,535,000	1.340	01/01/09	8,535,000
New York State Dormitory Authority VRDN RB Secondary Issues ROCS RR II R-11535 Series 2008 (Citibank N.A.) (A-1+)(a)
2,270,000	1.340	01/01/09	2,270,000
New York State Dormitory Authority VRDN RB Secondary Issues ROCS RR II R-12040 Series 2007 (Citigroup Financial Products) (A-1+)(a)
3,000,000	1.350	01/01/09	3,000,000
New York State Dormitory Authority VRDN RB Secondary Issues ROCS RR II R-8101 Series 2008 (Citigroup Financial Products) (A-1+)(a)
1,355,000	1.340	01/01/09	1,355,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1)(a)
3,545,000	1.150	01/01/09	3,545,000
New York State Environmental Clean Water VRDN RB Putters Series 2008-3195Z (JP Morgan Chase & Co. SPA) (VMIG1)(a)
1,295,000	1.150	01/02/09	1,295,000
New York State Environmental CP Series 1997 A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC) (A-1)
6,600,000	1.000	02/02/09	6,600,000
New York State Environmental Facilities GO CP Series 1998 A (JPMorgan Chase & Co., Bayerische Landesbank and Landesbank Hessen-Thuringen LOC) (A-1)
1,000,000	1.000	01/12/09	1,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York State Environmental Quality Facilities GO VRDN Series 1998 G (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
$5,500,000	1.750%	01/06/09	$5,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thuringen LOC) (A-1+)
5,700,000	0.700	01/07/09	5,700,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (VMIG1)
8,400,000	1.450	01/07/09	8,400,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
1,100,000	0.600	01/07/09	1,100,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
8,600,000	0.600	01/07/09	8,600,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
5,000,000	0.700	01/07/09	5,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (VMIG1)
5,500,000	0.550	01/07/09	5,500,000
New York State Housing Finance Agency VRDN RB for Tribeca Green Housing Series 2003 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
5,795,000	0.700	01/07/09	5,795,000
New York State Local Government Assistance Corp. RB Refunding Subordinated Lien Series 2003 A-2 (AAA/Aa3)
2,945,000	5.000	04/01/09	2,969,859
New York State Local Government Assistance Corp. RB Series 2008 C (AAA)
2,540,000	4.000	04/01/09	2,555,510
New York State Local Government Assistance Corp. VRDN RB Refunding Senior Lien Series 2008 B-CV (Royal Bank of Canada SPA) (A-1+/VMIG1)
1,000,000	0.800	01/07/09	1,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
9,825,000	0.700	01/07/09	9,825,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 B (Bank of Nova Scotia LOC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,400,000	0.700	01/07/09	4,400,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thuringen SPA) (A-1+/VMIG1)
500,000	0.700	01/07/09	500,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
1,100,000	0.600	01/07/09	1,100,000
New York State Thruway Authority General Highway & Bridge Trust Fund RB Series 2008 B (AA)
6,120,000	3.000	04/01/09	6,141,307
New York State Thruway Authority Personal Income Tax VRDN RB ROCS RR-II-R-11237 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,735,000	1.350	01/01/09	9,735,000
New York State Thruway Authority RB for Bridge Service Contract Refunding Series 2008 (AA-)
1,600,000	4.000	04/01/09	1,608,145
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 2002 (AA-/A1)
1,500,000	5.250	04/01/09	1,511,402
Port Authority of New York & New Jersey VRDN RB Putters Series 1546 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,775,000	1.180	01/01/09	1,775,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3095 (JPMorgan Chase Bank) (VMIG1)(a)
4,445,000	1.180	01/01/09	4,445,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R-664 Series 2006 (Citibank N.A.) (F1+)(a)
4,620,000	1.340	01/01/09	4,620,000
Suffolk County GO TANS Series 2009 (SP-1+/MIG1)(b)
10,000,000	1.750	08/13/09	10,057,200
Tompkins County IDA VRDN RB for Cornell University Civic Facility Series 2002 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,900,000	0.950	01/01/09	4,900,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-2763 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)(a)
6,165,000	1.180	01/01/09	6,165,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,775,000	1.180	01/01/09	5,775,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1+/VMIG1)
1,800,000	1.050	01/01/09	1,800,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt New York Portfolio (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

Triborough Bridge & Tunnel Authority VRDN RB ROCS RR II R-1008 Series 2002 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
$8,400,000	1.340%	01/01/09	$8,400,000

			$504,266,892

Total Investments—101.7%			$504,266,892

Liabilities in Excess of Other Assets—(1.7)%			(8,401,724)

Net Assets—100.0%			$495,865,168

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2008, these securities amounted to $99,975,000 or approximately 20.2% of net assets.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Securities ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
CP	—	Commercial Paper
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MF Hsg.	—	Multi-Family Housing
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Treasury Instruments Portfolio
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.0%
United States Treasury Bills
$190,000,000	0.040%	01/02/09	$189,999,789
3,800,000	0.415	01/02/09	3,799,956
179,000,000	0.000	01/08/09	179,000,000
14,000,000	0.950	01/08/09	13,997,414
4,000,000	1.150	01/08/09	3,999,106
15,000,000	1.180	01/08/09	14,996,558
12,100,000	1.450	01/08/09	12,096,588
2,000,000	1.490	01/08/09	1,999,421
10,000,000	1.500	01/08/09	9,997,083
385,400,000	0.000	01/15/09	385,400,000
5,000,000	0.005	01/15/09	4,999,990
78,320,000	0.000	01/22/09	78,320,000
13,500,000	0.005	01/22/09	13,499,961
4,500,000	0.375	01/22/09	4,499,016
50,000,000	0.420	01/22/09	49,987,750
76,500,000	0.450	01/22/09	76,479,919
97,740,000	0.900	01/29/09	97,671,582
22,000,000	1.080	01/29/09	21,981,520
8,000,000	1.090	01/29/09	7,993,218
26,000,000	1.100	01/29/09	25,977,756
42,000,000	1.140	01/29/09	41,962,760
42,000,000	1.220	01/29/09	41,960,147
8,000,000	1.240	01/29/09	7,992,284
38,000,000	0.530	02/05/09	37,980,419
22,000,000	0.355	02/12/09	21,990,888
19,000,000	0.265	02/19/09	18,993,147
14,000,000	0.270	02/19/09	13,994,855
9,000,000	0.300	02/19/09	8,996,325
13,000,000	0.125	02/26/09	12,997,472
11,000,000	0.110	03/05/09	10,997,883
24,800,000	0.005	03/12/09	24,799,759
5,900,000	0.520	05/15/09	5,888,580
28,000,000	0.530	05/15/09	27,944,762
14,900,000	0.535	05/15/09	14,870,328
30,000,000	0.550	05/15/09	29,938,583
2,000,000	0.560	05/15/09	1,995,831
9,000,000	0.930	05/15/09	8,968,845
4,700,000	0.990	05/15/09	4,682,681
88,800,000	0.840	05/21/09	88,509,920
11,000,000	0.380	06/04/09	10,982,119
20,000,000	0.400	06/04/09	19,965,778
20,000,000	0.405	06/04/09	19,965,350
5,800,000	0.410	06/04/09	5,789,828
10,000,000	0.415	06/04/09	9,982,247
30,000,000	0.425	06/04/09	29,945,458
30,000,000	0.430	06/04/09	29,944,817
13,000,000	0.550	06/04/09	12,969,414
5,000,000	0.200	06/18/09	4,995,333
18,000,000	0.380	07/02/09	17,965,420
United States Treasury Inflation Protected Securities
45,204,620	3.875	01/15/09	44,923,100

Total Investments—100.0%			$1,829,590,960

Liabilities in Excess of Other Assets—0.0%			(88,259)

Net Assets—100.0%			$1,829,502,701

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Treasury Obligations Portfolio
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—56.8%
United States Treasury Bills
$3,000,000	0.410%	01/02/09	$2,999,966
3,000,000	0.600	01/02/09	2,999,950
26,000,000	0.700	01/02/09	25,999,494
1,000,000	0.800	01/02/09	999,978
4,700,000	0.825	01/02/09	4,699,892
4,000,000	0.860	01/02/09	3,999,904
5,000,000	0.870	01/02/09	4,999,879
2,000,000	0.880	01/02/09	1,999,951
11,000,000	0.900	01/02/09	10,999,725
10,000,000	0.950	01/02/09	9,999,736
6,000,000	1.070	01/02/09	5,999,822
135,000,000	0.000	01/08/09	135,000,000
6,300,000	0.000	01/15/09	6,300,000
1,000,000	0.005	01/15/09	999,998
26,600,000	0.800	01/15/09	26,591,724
12,000,000	0.420	01/22/09	11,997,060
3,500,000	1.090	01/22/09	3,497,775
2,000,000	0.480	02/05/09	1,999,067
5,000,000	0.270	02/19/09	4,998,163
20,700,000	0.280	02/19/09	20,692,111
6,000,000	0.100	02/26/09	5,999,067
17,000,000	0.005	03/12/09	16,999,835
61,200	1.320	04/30/09	60,933
2,600,000	0.930	05/14/09	2,591,067
100,000	0.520	05/15/09	99,806
1,000,000	0.530	05/15/09	998,027
600,000	0.535	05/15/09	598,805
1,500,000	0.550	05/15/09	1,496,929
2,000,000	0.930	05/15/09	1,993,077
6,000,000	0.965	05/15/09	5,978,448
7,100,000	0.990	05/15/09	7,073,836
6,500,000	1.010	05/15/09	6,475,564
2,900,000	0.775	05/21/09	2,891,260
2,000,000	0.380	06/04/09	1,996,749
4,000,000	0.400	06/04/09	3,993,156
4,000,000	0.405	06/04/09	3,993,070
200,000	0.410	06/04/09	199,649
2,000,000	0.415	06/04/09	1,996,449
7,000,000	0.425	06/04/09	6,987,274
24,000,000	0.430	06/04/09	23,955,853
1,000,000	1.150	06/04/09	995,081
2,000,000	1.170	06/04/09	1,989,990
5,000,000	1.190	06/04/09	4,974,547
6,000,000	1.280	06/04/09	5,967,147
11,500,000	1.600	06/04/09	11,421,289
2,000,000	0.200	06/18/09	1,998,133
17,000,000	1.330	07/02/09	16,885,694
11,000,000	2.295	07/02/09	10,872,372
12,000,000	1.050	07/30/09	11,926,500
27,000,000	2.290	07/30/09	26,639,325
8,000,000	2.150	08/27/09	7,886,289
United States Treasury Inflation Protected Securities
18,203,380	3.875	01/15/09	18,089,925

Total Investments Before Repurchase Agreement			$503,799,341

Repurchase Agreements-Unaffiliated Issuers(a)—39.8%
Greenwich Capital Markets, Inc.
$26,000,000	0.200%	01/15/09	$26,000,000
Maturity Value: $26,002,889
Settlement Date: 12/26/08
Collateralized by U.S. Treasury Note, 3.000% to 4.250%, due 02/15/09 to 08/15/14. The aggregate market value of the collateral, including accrued interest, was $26,525,640.
Joint Repurchase Agreement Account I
271,500,000	0.018	01/02/09	271,500,000
Maturity Value: $271,500,272
UBS Securities LLC
55,000,000	0.070	01/05/09	55,000,000
Maturity Value: $55,000,642
Settlement Date: 12/30/08
Collateralized by U.S. Treasury Note, 3.625%, due 05/15/13. The market value of the collateral, including accrued interest, was $56,104,433.

Total Repurchase Agreements-Unaffiliated Issuers			$352,500,000

Repurchase Agreement-Affiliated Issuer(a)—3.4%
Goldman Sachs & Co.
$30,000,000	0.005%	01/02/09	$30,000,000
Maturity Value: $30,000,008
Collateralized by U.S. Treasury Note, 4.500%, due 03/31/09. The market value of the collateral, including accrued interest, was $30,600,022.

Total Investments—100.0%			$886,299,341

Liabilities in Excess of Other Assets—(0.0)%			(37,517)

Net Assets—100.0%			$886,261,824

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on December 31, 2008. Additional information on Joint Repurchase Agreement Account I appears on page 42.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Portfolios
December 31, 2008

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account I—At December 31, 2008, the Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $271,500,000 in principal amount.

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$850,000,000	0.01%	01/02/09	$850,000,472

Barclays Capital, Inc.	200,200,000	0.02	01/02/09	200,200,223

Deutsche Bank Securities, Inc.	200,000,000	0.02	01/02/09	200,000,222

Greenwich Capital Markets	500,000,000	0.05	01/02/09	500,001,389

JPMorgan Securities	2,000,000,000	0.01	01/02/09	2,000,001,111

JPMorgan Securities	2,250,000,000	0.02	01/02/09	2,250,002,500

Morgan Stanley & Co.	250,000,000	0.01	01/02/09	250,000,139

UBS Securities LLC	250,200,000	0.02	01/02/09	250,200,278

TOTAL				$6,500,406,334

At December 31, 2008, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bill, 0.000%, due 01/15/09; U.S. Treasury Inflation Protected Securities, 0.625% to 4.250%, due 01/15/09 to 01/15/18; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/09 to 08/15/16; U.S. Treasury Notes, 1.500% to 7.625%, due 05/31/09 to 02/15/36 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/09 to 05/15/38. The aggregate market value of the collateral, including accrued interest, was $6,630,422,037.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION (continued)

Joint Repurchase Agreement Account II—At December 31, 2008, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Money Market	$76,500,000

Prime Obligations	91,600,000

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,515,000,000	0.08%	01/02/09	$3,515,015,622

Barclays Capital, Inc.	807,400,000	0.07	01/02/09	807,403,140

Deutsche Bank Securities, Inc.	1,000,000,000	0.04	01/02/09	1,000,002,222

Deutsche Bank Securities, Inc.	1,600,000,000	0.10	01/02/09	1,600,008,889

Greenwich Capital Markets	250,000,000	0.10	01/02/09	250,001,389

JPMorgan Securities	900,000,000	0.06	01/02/09	900,003,000

Morgan Stanley & Co.	650,000,000	0.03	01/02/09	650,001,083

UBS Securities LLC	1,050,000,000	0.07	01/02/09	1,050,004,083

TOTAL				$9,772,439,428

At December 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.000% to 5.125%, due 01/08/09 to 01/17/17; Federal Home Loan Bank, 0.000% to 5.375%, due 02/13/09 to 08/19/11; Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 05/12/09 to 12/01/38; Federal National Mortgage Association, 2.750% to 8.500%, due 01/23/09 to 11/01/48; and Government National Mortgage Association, 6.000%, due 10/20/38 to 12/15/38. The aggregate market value of the collateral, including accrued interest, was $9,983,372,198.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Statements of Assets and Liabilities
December 31, 2008

		Money	Prime
	Federal	Market	Obligations
	Portfolio	Portfolio	Portfolio

Assets:
Investments in securities, at value based on amortized cost—unaffiliated issuers	$3,691,018,765	$399,280,944	$615,504,243
Repurchase agreements, at value based on amortized cost—unaffiliated issuers	—	76,500,000	91,600,000
Repurchase agreements, at value based on amortized cost—affiliated issuers	—	—	—
Cash	93,049	80,455	80,225
Receivables:
Interest	6,737,292	390,040	914,141
Investment securities sold	—	—	—
Portfolio units/shares sold	81	295,612	—
Reimbursement from investment adviser	—	11,313	45,624
Other assets	444,614	64,391	109,424

Total assets	3,698,293,801	476,622,755	708,253,657

Liabilities:
Payables:
Investment securities purchased	140,149,020	—	—
Amounts owed to affiliates	1,179,292	152,786	309,038
Dividend distribution	86,229	12,482	20,066
Portfolio units/shares redeemed	6,000	117,658	—
Accrued expenses and other liabilities	672,895	113,079	281,797

Total liabilities	142,093,436	396,005	610,901

Net Assets:
Paid-in capital	3,556,174,568	476,226,750	707,716,003
Undistributed (distributions in excess of) net investment income	25,797	68,267	138,976
Accumulated net realized loss from investment transactions	—	(68,267)	(212,223)

Net assets	$3,556,200,365	$476,226,750	$707,642,756

Net asset value, offering and redemption price per unit/share	$1.00	$1.00	$1.00

Net Assets:
ILA Units	$119,766,271	$431,864,236	$52,042,430
ILA Administration Units	2,976,557,869	8,627,344	46,604,112
ILA Service Units	116,730,950	35,733,455	466,444,532
ILA Class B Units	—	—	35,143,602
ILA Class C Units	—	—	61,591,897
ILA Cash Management Shares	343,145,275	1,715	45,816,183

Total Net Assets	$3,556,200,365	$476,226,750	$707,642,756

Units/Shares outstanding, $0.001 par value (unlimited number of units/shares authorized):
ILA Units	119,765,402	431,864,236	52,047,816
ILA Administration Units	2,976,536,278	8,627,344	46,608,936
ILA Service Units	116,730,103	35,733,455	466,489,215
ILA Class B Units	—	—	35,147,273
ILA Class C Units	—	—	61,597,798
ILA Cash Management Shares	343,142,785	1,715	45,820,926

The accompanying notes are an integral part of these financial statements.

Tax-Exempt	Tax-Exempt	Tax-Exempt	Treasury	Treasury
California	Diversified	New York	Instruments	Obligations
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$644,647,652	$1,541,838,450	$504,266,892	$1,829,590,960	$503,799,341
—	—	—	—	352,500,000
—	—	—	—	30,000,000
77,821	8,991,264	65,725	57,610	90,462

2,040,355	5,161,001	1,786,132	741,201	299,690
1,041,229	—	—	—	—
—	1,100	—	—	—
21,095	—	31,141	—	—
91,050	216,258	66,819	—	—

647,919,202	1,556,208,073	506,216,709	1,830,389,771	886,689,493

—	3,015,493	10,057,200	—	—
221,706	516,534	169,967	662,848	293,917
19,539	12,825	794	36,052	27,944
—	16,081	—	—	—
137,881	251,584	123,580	188,170	105,808

379,126	3,812,517	10,351,541	887,070	427,669

647,540,076	1,552,411,994	495,867,048	1,828,901,602	886,078,678
—	(2,317)	(1,880)	601,099	183,146
—	(14,121)	—	—	—

$647,540,076	$1,552,395,556	$495,865,168	$1,829,502,701	$886,261,824

$1.00	$1.00	$1.00	$1.00	$1.00

$147,339,693	$171,016,600	$76,957,691	$28,109,034	$35,732,427
499,753,800	1,358,448,286	418,830,679	1,611,055,978	276,631,329
445,547	22,873,002	75,764	123,509,173	388,813,496
—	—	—	—	—
—	—	—	—	—
1,036	57,668	1,034	66,828,516	185,084,572

$647,540,076	$1,552,395,556	$495,865,168	$1,829,502,701	$886,261,824

147,329,320	170,995,269	76,956,714	28,099,799	35,727,019
499,718,616	1,358,278,821	418,825,429	1,610,526,660	276,574,148
445,516	22,870,145	75,763	123,468,584	388,731,710
—	—	—	—	—
—	—	—	—	—
1,036	57,661	1,034	66,806,559	185,045,801

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Statements of Operations
For the Year Ended December 31, 2008

		Money	Prime
	Federal	Market	Obligations
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income—from unaffiliated issuers	$74,188,194	$13,333,422	$21,265,243
Interest income—from affiliated issuers	—	—	—

Total investment income	74,188,194	13,333,422	21,265,243

Expenses:
Portfolio-Level Expenses:
Management fees	9,897,346	1,633,586	2,640,470
Transfer Agent fees	1,131,126	186,695	301,768
Custody and accounting fees	222,021	68,501	91,798
Professional fees	80,444	84,232	82,478
Registration fees	75,653	45,955	122,639
Printing fees	51,314	20,064	28,911
Trustee fees	15,689	15,689	15,689
Other	371,469	60,480	131,844

Subtotal	11,845,062	2,115,202	3,415,597
Class Specific Expenses:
Administration Unit fees	3,481,776	17,443	112,240
Service Unit fees	362,156	158,433	1,809,515
Distribution fees—Cash Management Shares	1,629,245	20	156,522
Cash Management Share fees	1,629,245	20	156,522
Distribution and Service fees—Class B and Class C Units	—	—	822,427

Total expenses	18,947,484	2,291,118	6,472,823
Less—expense reductions	(1,424,316)	(44,499)	(222,451)

Net expenses	17,523,168	2,246,619	6,250,372

Net investment income	56,665,026	11,086,803	15,014,871

Net realized gain (loss) from investment transactions	704,899	(68,267)	(193,080)

Net increase in net assets resulting from operations	$57,369,925	$11,018,536	$14,821,791

The accompanying notes are an integral part of these financial statements.

Tax-Exempt	Tax-Exempt	Tax-Exempt	Treasury	Treasury
California	Diversified	New York	Instruments	Obligations
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$13,557,493	$28,583,342	$9,277,715	$14,101,770	$16,302,679
—	—	—	—	383,688

13,557,493	28,583,342	9,277,715	14,101,770	16,686,367

2,375,291	4,693,895	1,570,854	4,055,310	3,205,364
271,462	536,445	179,526	463,464	366,448
119,233	182,757	87,550	142,522	124,440
132,431	119,024	133,628	71,855	72,382
29,152	56,676	23,241	41,228	60,860
23,570	24,161	19,255	25,830	23,792
15,689	15,689	15,689	15,689	15,689
83,415	169,808	59,639	172,625	113,653

3,050,243	5,798,455	2,089,382	4,988,523	3,982,628

757,859	1,726,464	572,771	1,241,078	241,515
925	81,373	343	1,155,331	1,865,575
5	2,266	5	88,142	1,233,777
5	2,266	5	88,142	1,233,777
—	—	—	—	—

3,809,037	7,610,824	2,662,506	7,561,216	8,557,272
(86,514)	(84,964)	(134,365)	(296,149)	(1,526,708)

3,722,523	7,525,860	2,528,141	7,265,067	7,030,564

9,834,970	21,057,482	6,749,574	6,836,703	9,655,803

137,775	64,487	95,250	3,028,024	499,185

$9,972,745	$21,121,969	$6,844,824	$9,864,727	$10,154,988

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Statements of Changes in Net Assets

	Federal Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

From operations:
Net investment income	$56,665,026	$90,351,001
Net realized gain (loss) from investment transactions	704,899	103,190

Net increase in net assets resulting from operations	57,369,925	90,454,191

Distributions to units/shareholders:
From net investment income:
ILA Units	(1,944,949)	(2,296,548)
ILA Administration Units	(48,077,578)	(81,827,453)
ILA Service Units	(1,656,079)	(4,876,533)
ILA Class B Units	—	—
ILA Class C Units	—	—
ILA Cash Management Shares	(4,986,420)	(1,431,565)
From net realized gains:
ILA Units	(23,116)	—
ILA Administration Units	(575,265)	—
ILA Service Units	(22,303)	—
ILA Cash Management Shares	(82,130)	—

Total distributions to unit/shareholders	(57,367,840)	(90,432,099)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	5,493,454,019	4,066,200,277
Proceeds received in connection with merger	—	—
Reinvestment of distributions	55,965,563	88,111,960
Cost of units/shares redeemed	(4,284,143,450)	(3,845,299,187)

Net increase (decrease) in net assets resulting from units/share transactions	1,265,276,132	309,013,050

Net increase (decrease)	1,265,278,217	309,035,142

Net assets:
Beginning of year	2,290,922,148	1,981,887,006

End of year	$3,556,200,365	$2,290,922,148

Undistributed net investment income	$25,797	$70,133

The accompanying notes are an integral part of these financial statements.

Money Market Portfolio		Prime Obligations Portfolio		Tax-Exempt California Portfolio

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

$11,086,803	$20,654,849	$15,014,871	$32,700,194	$9,834,970	$16,991,317
(68,267)	721	(193,080)	(1,657)	137,775	47,721

11,018,536	20,655,570	14,821,791	32,698,537	9,972,745	17,039,038

(9,914,570)	(16,166,340)	(2,664,152)	(9,157,871)	(2,688,492)	(4,358,918)
(271,529)	(516,010)	(1,833,868)	(4,053,876)	(7,144,806)	(12,632,319)
(832,369)	(3,973,168)	(8,782,487)	(16,376,304)	(1,660)	(47)
—	—	(386,961)	(725,335)	—	—
—	—	(686,888)	(1,389,299)	—	—
(68)	(52)	(540,679)	(995,855)	(12)	(33)

—	—	—	—	(30,540)	(10,843)
—	—	—	—	(113,884)	(33,539)
—	—	—	—	(88)	—
—	—	—	—	—	—

(11,018,536)	(20,655,570)	(14,895,035)	(32,698,540)	(9,979,482)	(17,035,699)

1,180,866,250	1,249,880,588	2,171,699,439	2,327,701,446	3,900,399,008	3,804,253,403
—	—	—	120,763,136	—	—
10,549,150	19,237,105	12,861,145	28,509,441	8,968,390	15,735,025
(1,168,392,392)	(1,375,366,871)	(2,221,397,336)	(2,405,695,010)	(3,932,735,958)	(3,700,264,690)

23,023,008	(106,249,178)	(36,836,752)	71,279,013	(23,368,560)	119,723,738

23,023,008	(106,249,178)	(36,909,996)	71,279,010	(23,375,297)	119,727,077

453,203,742	559,452,920	744,552,752	673,273,742	670,915,373	551,188,296

$476,226,750	$453,203,742	$707,642,756	$744,552,752	$647,540,076	$670,915,373

$68,267	$—	$138,976	$19,140	$—	$—

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Statements of Changes in Net Assets

	Tax-Exempt Diversified Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

From operations:
Net investment income	$21,057,482	$24,486,039
Net realized gain from investment transactions	64,487	170,879

Net increase in net assets resulting from operations	21,121,969	24,656,918

Distributions to units/shareholders:
From net investment income:
ILA Units	(2,902,971)	(4,697,710)
ILA Administration Units	(17,887,431)	(19,135,362)
ILA Service Units	(261,844)	(603,798)
ILA Cash Management Shares	(5,236)	(49,169)
From net realized gains:
ILA Units	(13,899)	(20,069)
ILA Administration Units	(108,034)	(102,408)
ILA Service Units	(1,856)	(3,002)
ILA Cash Management Shares	—	(219)

Total distributions to unit/shareholders	(21,181,271)	(24,611,737)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	8,572,292,192	5,388,870,889
Reinvestment of distributions	20,669,556	22,910,126
Cost of units/shares redeemed	(7,933,833,424)	(5,221,635,013)

Net increase (decrease) in net assets resulting from units/share transactions	659,128,324	190,146,002

Net increase (decrease)	659,069,022	190,191,183

Net assets:
Beginning of year	893,326,534	703,135,351

End of year	$1,552,395,556	$893,326,534

Undistributed (distributions in excess of) net investment income	$(2,317)	$(2,317)

The accompanying notes are an integral part of these financial statements.

Tax-Exempt New York Portfolio		Treasury Instruments Portfolio		Treasury Obligations Portfolio

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

$6,749,574	$10,499,398	$6,836,703	$12,774,070	$9,655,803	$27,737,673
95,250	36,945	3,028,024	480,524	499,185	77,630

6,844,824	10,536,343	9,864,727	13,254,594	10,154,988	27,815,303

(1,109,971)	(1,637,832)	(126,926)	(235,007)	(580,429)	(1,514,386)
(5,638,323)	(8,847,763)	(4,663,629)	(1,332,456)	(1,368,398)	(180,349)
(1,214)	(12,877)	(2,007,495)	(11,071,157)	(5,174,651)	(21,077,797)
(12)	(926)	(38,652)	(135,450)	(2,532,325)	(4,987,147)

(17,116)	(2,676)	(46,147)	(7,908)	(14,061)	—
(99,934)	(12,918)	(1,964,405)	(61,990)	(104,763)	—
(17)	(23)	(406,140)	(371,645)	(164,367)	—
—	—	(50,368)	(4,638)	(88,472)	—

(6,866,587)	(10,515,015)	(9,303,762)	(13,220,251)	(10,027,466)	(27,759,679)

3,919,710,279	2,321,520,992	3,875,885,975	1,096,110,239	3,344,131,061	2,787,181,226
6,804,928	10,201,992	6,891,053	1,621,898	3,860,629	2,774,632
(3,740,745,810)	(2,391,904,911)	(2,357,926,685)	(985,070,514)	(3,314,653,922)	(2,669,246,995)

185,769,397	(60,181,927)	1,524,850,343	112,661,623	33,337,768	120,708,863

185,747,634	(60,160,599)	1,525,411,308	112,695,966	33,465,290	120,764,487

310,117,534	370,278,133	304,091,393	191,395,427	852,796,534	732,032,047

$495,865,168	$310,117,534	$1,829,502,701	$304,091,393	$886,261,824	$852,796,534

$(1,880)	$(1,445)	$601,099	$40,134	$183,146	$224,771

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Notes to Financial Statements
December 31, 2008

1. Organization

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following are the Goldman Sachs Portfolios included in this report (collectively, the “Portfolios” or individually a “Portfolio”), the unit/share classes offered by each Portfolio and each Portfolio’s diversification status under the Act:

	Share Classes	Diversified/
Portfolio	Offered	Non-Diversified
Federal, Money Market, Tax-Exempt Diversified, Treasury Instruments, Treasury Obligations	ILA, ILA Administration, ILA Service, ILA Cash Management	Diversified
Prime Obligations	ILA, ILA Administration, ILA Service, ILA Class B, ILA Class C, ILA Cash Management	Diversified
Tax-Exempt California, Tax-Exempt New York	ILA, ILA Administration, ILA Service, ILA Cash Management	Non-Diversified

The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from Federal income tax by investing primarily in municipal instruments. Goldman Sachs Asset Management, L.P., (“GSAM”), an affiliate of Goldman Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios.
On December 13, 2007, the Board of Trustees approved a change of the Portfolios’ fiscal year end from December 31 to August 31, effective January 1, 2009.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—
It is the Portfolios’ policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. To ensure the amortized-cost method approximates market value, GSAM will determine the difference between the amortized cost price per unit/share of each Portfolio and the net asset value per unit (“NAV”) based upon available market quotations (or permitted substitutes) at least once a week or more frequently, if deemed necessary or appropriate.

B. Security Transactions and Interest Income—
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and accumulated realized gains or losses are allocated daily to each class of units/shares of the respective Portfolios based upon the relative proportion of settled shares of each class.

C. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.

D. Federal Taxes and Distribution to Unit/Shareholders—
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its unit/shareholders. Accordingly, no Federal income tax provisions are required. Income distributions to unit/shareholders are declared and recorded daily and paid monthly by the Portfolios. Long-term capital gains distributions, if any, are declared and paid annually.
The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules, which may differ from GAAP. The tax character of distributions paid during the fiscal years ended December 31, 2008 and December 31, 2007 was ordinary income for the Federal, Money Market, Prime Obligations, Treasury Instruments and Treasury Obligations Portfolios. For the Tax-Exempt Portfolios the tax character of distributions paid during the fiscal year ended December 31, 2008 were as follows:

	Tax-Exempt	Tax-Exempt	Tax-Exempt
	California	Diversified	New York

Distributions paid from:
Tax-Exempt Income	$9,828,404	$21,038,258	$6,749,881
Taxable Income	125,886	120,112	83,575
Net long-term capital gains	25,192	22,901	33,131

Total distributions	$9,979,482	$21,181,271	$6,866,587

For the Tax-Exempt Portfolios the tax character of distributions paid during the fiscal year ended December 31, 2007 were as follows:

	Tax-Exempt	Tax-Exempt	Tax-Exempt
	California	Diversified	New York

Distributions paid from:
Tax-Exempt Income	$16,991,317	$24,486,039	$10,499,398
Taxable Income	356	44,892	—
Net long-term capital gains	44,026	80,806	15,617

Total distributions	$17,035,699	$24,611,737	$10,515,015

As of December 31, 2008, the component of accumulated earnings (losses) on a tax basis consisted primarily of capital loss carryforwards for the Money Market and Prime Obligations Portfolios and timing differences, if any.
As of December 31, 2008, the following Portfolios had a capital loss carryforward for U.S. Federal income tax purposes of:

	Money	Prime
	Market	Obligations

Capital loss carryforward(1),(2)
Expiring 2013	$—	$7,608
Expiring 2014	—	9,878
Expiring 2015	—	1,657
Expiring 2016	68,267	193,080

Capital loss carryforward	$68,267	$212,223

(1)	Expiration occurs on December 31 of the year indicated.

(2)	Federal and Treasury Obligations Portfolios utilized $46,421 and $169,147 respectively, of capital losses in the current fiscal year.

The above capital loss carryforward amounts are available to be carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains.
The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. Federal income tax purposes.
In order to present certain components of the Portfolios’ capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios. Reclassifications result primarily from the difference in tax treatment

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Notes to Financial Statements (continued)
December 31, 2008

relating to dividend redesignations and a taxable overdistribution.

		Accumulated Net
		Realized Loss on	Undistributed
	Paid in	Investment	Net Investment
Portfolio	Capital	Transactions	Income
Federal	$—	$44,336	$(44,336)
Tax-Exempt California	(3,398)	3,398	—
Tax-Exempt New York	—	489	(489)
Treasury Instruments	—	(560,964)	560,964
Treasury Obligations	—	41,625	(41,625)

GSAM has reviewed the tax positions for the Portfolios for the open tax years (tax years ended December 31, 2005-2008) and determined that they did not have a material impact on the Portfolios’ financial statements.

E. Forward Commitment Transactions—
The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. When entering into a forward commitment, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

F. Repurchase Agreements—
Certain Portfolios may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The collateral for all repurchase agreements is held in safekeeping at the Portfolios’ custodian or designated subcustodians under tri-party repurchase agreements.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Portfolios’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these agreements.

G. Treasury Inflation-Protected Securities—
The Portfolios may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers (“CPIU”). The adjustments to principal due to inflation are reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Portfolio’s distributions. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

3. Agreements

A. Management Agreement—
Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Board of Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, at an annual rate equal to 0.35% of each Portfolio’s average daily net assets.

B. Distribution Agreement and Service Plan—
The Trust, on behalf of the Prime Obligations Portfolio for Class B Units and Class C Units, has adopted Distribution and Service Plans. Under the respective Distribution and Service Plans, Goldman Sachs is entitled to a monthly fee from the Prime Obligations Portfolio for distribution services and personal and account maintenance fees equal to, on an annual basis, 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units which may be reallowed to Authorized Dealers.
The Trust, on behalf of Cash Management Shares of each Portfolio, has adopted a Distribution Plan. Under the Distribution Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis, 0.50% of the average daily net assets attributable to Cash Management Shares (“CMS”). Goldman Sachs has voluntarily agreed to waive a portion of the Distribution fees equal to 0.43%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.
Goldman Sachs acts as each ILA Portfolio’s distributor under a Distribution Agreement for which it receives no additional compensation other than amounts related to the Distribution and Service Plans except for a portion of the ILA Prime Obligations Class B and Class C Units’ contingent deferred sales charges. During the year ended December 31, 2008, Goldman Sachs has advised the Portfolio that it retained approximately $100 and $9,100 in contingent deferred sales charges from Class B and Class C Units, respectively.

C. Transfer Agency Agreement—
Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to a Transfer Agency agreement. The fee charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each Portfolio.

D. Service Plan and Shareholder Administration Plan—
The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans (“the Plans”). The Plans allow for Administration Units, Service Units and Cash Management Shares, to compensate service organizations including affiliates of Goldman Sachs, for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units/shares. The Plans provide for compensation to the service organizations in an amount up to 0.15%, 0.40% and 0.50%, on an annualized basis, of the average daily net asset value of the Administrative Units, Service Units, and Cash Management Shares, respectively.
Goldman Sachs has voluntarily agreed to waive a portion of the service fees attributable to the ILA Administration Units, ILA Services Units and ILA Cash Management Shares for certain Portfolios. For these portfolios for the year ended December 31, 2008, the effective service fees; net of any waivers, were as follows:

	Effective Service Fees
	ILA Administration	ILA Service	ILA Cash Management

Tax-Exempt California	0.15%	0.38%	0.33%

Tax-Exempt New York	0.15	0.40	0.39

Treasury Instruments	0.14	0.38	0.28

Treasury Obligations	0.14	0.35	0.41

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Notes to Financial Statements (continued)
December 31, 2008

As of December 31, 2008, the service fees, net of any waivers, were as follows:

	Net Service Fees
	ILA Administration	ILA Service	ILA Cash Management

Tax-Exempt California	0.15%	0.40%	0.38%

Treasury Obligations	0.02	0.27	0.37

E. Other Agreements—
GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Service plan and Shareholder Administration plan fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting costs and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) such that total operating expenses will not exceed 0.434% of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
For the year ended December 31, 2008, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolios have entered into certain offset arrangements with the custodian and transfer agent resulting in a reduction in the Portfolios’ expenses. These expense reductions were as follows (in thousands):

			Transfer	Distribution,
	Other	Custody	Agent	Administration
	Expense	Fee	Fee	and Service
Portfolio	Reimbursements	Reductions	Reductions	Plans Fee Waivers	Total
Federal	$—	$23	$—	$1,401	$1,424
Money Market	43	1	—	— *	44
Prime Obligations	81	1	6	134	222
Tax-Exempt California	41	46	—	— *	87
Tax-Exempt Diversified	—	83	—	2	85
Tax-Exempt New York	94	40	—	— *	134
Treasury Instruments	—	25	—	271	296
Treasury Obligations	—	3	—	1,524	1,527

*	Amount is less than $500.

As of December 31, 2008, the amounts owed to affiliates of the Portfolios were as follows (in thousands):

		Distribution	Transfer
	Management	and Service	Agent
Portfolio	Fees	Fees	Fees	Total
Federal	$1,039	$22	$118	$1,179
Money Market	137	—	16	153
Prime Obligations	202	84	23	309
Tax-Exempt California	199	—	23	222
Tax-Exempt Diversified	464	—	53	517
Tax-Exempt New York	153	—	17	170
Treasury Instruments	591	4	68	663
Treasury Obligations	254	11	29	294

F. Line of Credit Facility—
The Portfolios participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other Portfolios of the Trust and registered investment companies having management agreements with GSAM or affiliates. Pursuant to the terms of the facility, the Portfolios and the other borrowers may increase the credit amount by an additional $300,000,000, for a total of up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the year ended December 31, 2008, the Portfolios did not have any borrowings under the facility. Prior to May 13, 2008, the amount available through the facility was $450,000,000.

4. Fair Value of Investments

For the year ended December 31, 2008, the Portfolios adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Basis of Fair Value Measurement

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2—Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable

A financial instrument’s Level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The following is a summary of the levels within the fair value hierarchy in which the Portfolios invest:

	Investments in Securities Long-Assets
			Prime	Tax-Exempt
Level	Federal	Money Market	Obligations	California

Level 1	$420,146,069	$—	$—	$—

Level 2(a)	3,270,872,696	475,780,944	707,104,243	664,647,652

Level 3	—	—	—	—

Total	$3,691,018,765	$475,780,944	$707,104,243	$664,647,652

	Investments in Securities Long-Assets
	Tax-Exempt	Tax-Exempt	Treasury	Treasury
Level	Diversified	New York	Instruments	Obligations

Level 1	$—	$—	$1,829,590,960	$503,799,341

Level 2(a)	1,541,835,450	504,266,892	—	382,500,000

Level 3	—	—	—	—

Total	$1,541,838,450	$504,266,892	$1,829,590,960	$886,299,341

(a)	The Portfolio utilizes amortized cost which approximates fair value to value money market investments. This results primarily in a Level 2 classification as amortized cost is considered a model-based price.

5. Other Risks

A. Indemnifications—
Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios believe the risk of loss under these arrangements to be remote.

B. Market and Credit Risks—
In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event of the failure of an issuer to perform or that an

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Notes to Financial Statements (continued)
December 31, 2008

institution or entity with which the Portfolios have unsettled or open transactions defaults.

C. Portfolio Concentrations—
As a result of the Tax-Free Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
In particular, the ILA Tax-Exempt California and ILA Tax-Exempt New York Portfolios may be affected by the adverse events currently affecting their economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the Portfolios’ income, NAV and ability to preserve capital or liquidity could be adversely affected.

6. Other Matters

A. Temporary Guarantee Program—
On October 3, 2008, the Board of Trustees of the Portfolios approved participation in the U.S. Treasury Department’s (the “Treasury”) Temporary Guarantee Program for the Portfolios and the Financial Square and VIT Money Market Funds (the “Program”). Each of the Portfolios paid the Treasury a fee based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 3, 2008, the Board of Trustees approved participation in the extension of the Program through April 30, 2009, for which the Federal, Money Market, Prime Obligations, Tax-Exempt California, Tax-Exempt Diversified and Tax-Exempt New York Portfolios paid the Treasury an additional fee also based on the number of shares outstanding as of September 19, 2008.
Under the Program, if a Portfolio’s market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Portfolio on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Portfolio. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Portfolios without regard to any expense limitation in effect for the Portfolios. Such amounts are included in other expenses on the Statements of Operations. The Treasury has the option to renew the Program through the close of business on September 18, 2009. If extended, the Board of Trustees of the Portfolios will determine whether the Portfolios should continue participation in the Program and, if so, the Portfolios will incur additional participation fees.

B. Exemptive Orders—
Pursuant to SEC exemptive orders, the Goldman Sachs money market Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

C. Mergers and Reorganizations—
At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the tax-free acquisition of the AXA Enterprise Money Market Fund by Prime Obligations. The reorganization was completed on June 25, 2007 as of the close of business June 22, 2007.
Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise Money Market Fund (“Acquired Fund”) Class B, Class C, Class A and Class Y were reorganized into Prime Obligations (“Survivor Portfolio”) Class B, Class C,

Service Class and Service Class, respectively, in a tax-free exchange as follows:

			Acquired
	Exchange		Fund’s Shares
	Shares of	Value of	Outstanding
	Survivor	Exchanged	as of
Survivor/Acquired Fund	Issued	Shares	June 22, 2007

Prime Obligations Class B/
AXA Enterprise Money Market Class B	20,692,010	$20,691,977	20,692,010

Prime Obligations Class C/
AXA Enterprise Money Market Class C	9,678,595	9,679,073	9,678,595

Prime Obligations Service Class/
AXA Enterprise Money Market Class A	76,773,580	76,776,891	76,773,580

Prime Obligations Service Class/
AXA Enterprise Money Market Class Y	13,614,912	13,615,195	13,614,912

The following chart shows the Survivor Portfolio’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the reorganization).

Survivor
	Survivor	Acquired	Portfolio’s
	Portfolio’s	Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets
	Net Assets	Net Assets	immediately
	before	before	after
Survivor/Acquired Fund	reorganization	reorganization	reorganization

Prime Obligations/
AXA Enterprise Money Market	$367,979,094	$120,763,136	$488,742,230

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Notes to Financial Statements (continued)
December 31, 2008
7. Summary of Unit/Share Transactions (at $1.00 per unit/share)
Unit/share activity is as follows:

	Federal Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

ILA Units
Units sold	218,638,252	238,528,451
Reinvestment of distributions	1,462,621	2,102,478
Units redeemed	(183,280,163)	(185,280,798)

	36,820,710	55,350,131

ILA Administration Units
Units sold	2,794,724,701	2,250,491,335
Reinvestment of distributions	48,617,381	81,821,050
Units redeemed	(1,872,448,581)	(2,082,355,535)

	970,893,501	249,956,850

ILA Service Units
Units sold	865,435,007	1,150,810,640
Shares issued in connection with merger	—	—
Units converted from ILA Class B Units(a)	—	—
Reinvestment of distributions	894,795	2,756,873
Units redeemed	(845,536,352)	(1,255,980,462)

	20,793,450	(102,412,949)

Class B Units
Units sold	—	—
Shares issued in connection with merger	—	—
Units converted to ILA Service Units(a)	—	—
Reinvestment of distributions	—	—
Units redeemed	—	—

	—	—

Class C Units
Shares sold	—	—
Shares issued in connection with merger	—	—
Reinvestment of distributions	—	—
Units redeemed	—	—

	—	—

ILA Cash Management Shares
Shares sold	1,614,656,059	426,369,851
Reinvestment of distributions	4,990,766	1,431,559
Shares redeemed	(1,382,878,354)	(321,682,392)

	236,768,471	106,119,018

Net increase (decrease) in units/shares	1,265,276,132	309,013,050

(a)	Class B Units will automatically convert into Service Units on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

Money Market Portfolio		Prime Obligations Portfolio		Tax-Exempt California Portfolio

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

651,055,659	394,351,000	808,771,421	953,084,583	388,364,398	466,165,317
9,781,810	15,942,966	905,137	5,596,566	1,841,373	4,136,157
(622,782,288)	(310,414,161)	(878,821,247)	(1,128,382,601)	(419,311,817)	(424,158,138)

38,055,181	99,879,805	(69,144,689)	(169,701,452)	(29,106,046)	46,143,336

108,648,220	75,760,439	157,637,411	185,774,657	3,505,323,315	3,338,086,936
3,447	44,151	1,778,939	4,016,810	7,126,986	11,598,789
(114,407,759)	(70,992,605)	(208,577,658)	(167,779,328)	(3,507,156,606)	(3,276,096,489)

(5,756,092)	4,811,985	(49,161,308)	22,012,139	5,293,695	73,589,236

421,108,154	779,769,149	739,510,256	822,109,499	6,711,295	150
—	—	—	90,388,492	—	—
—	—	3,732,186	2,944,065	—	—
763,827	3,249,937	8,594,013	15,863,205	21	48
(431,148,669)	(993,959,532)	(719,702,758)	(773,683,207)	(6,267,535)	(210)

(9,276,688)	(210,940,446)	32,133,697	157,622,054	443,781	(12)

—	—	33,986,143	11,047,825	—	—
—	—	—	20,692,010	—	—
—	—	(3,732,186)	(2,944,065)	—	—
—	—	368,312	684,573	—	—
—	—	(21,445,659)	(12,817,904)	—	—

—	—	9,176,610	16,662,439	—	—

—	—	69,244,862	71,220,634	—	—
—	—	—	9,678,595	—	—
—	—	677,754	1,357,904	—	—
—	—	(51,987,595)	(56,985,831)	—	—

—	—	17,935,021	25,271,302	—	—

54,217	—	362,549,346	282,636,629	—	1,000
66	51	536,990	990,383	10	31
(53,676)	(573)	(340,862,419)	(264,218,520)	—	(9,853)

607	(522)	22,223,917	19,408,492	10	(8,822)

23,023,008	(106,249,178)	(36,836,752)	71,274,974	(23,368,560)	119,723,738

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Notes to Financial Statements (continued)
December 31, 2008

7. Summary of Unit/Share Transactions (at $1.00 per unit/share) (continued)
Unit/share activity is as follows:

	Tax-Exempt Diversified Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

ILA Units
Units sold	315,886,136	228,659,362
Reinvestment of distributions	2,874,882	4,636,168
Units redeemed	(294,767,989)	(211,421,550)

	23,993,029	21,873,980

ILA Administration Units
Units sold	8,185,735,991	5,071,224,271
Reinvestment of distributions	17,632,663	17,996,875
Units redeemed	(7,569,902,994)	(4,921,515,196)

	633,465,660	167,705,950

ILA Service Units
Units sold	69,462,858	73,553,820
Reinvestment of distributions	161,943	277,083
Units redeemed	(67,307,994)	(71,011,757)

	2,316,807	2,819,146

ILA Cash Management Shares
Shares sold	1,207,207	15,433,436
Reinvestment of distributions	68	—
Shares redeemed	(1,854,447)	(17,686,510)

	(647,172)	(2,253,074)

Net increase (decrease) in units/shares	659,128,324	190,146,002

Tax-Exempt New York Portfolio		Treasury Instruments Portfolio		Treasury Obligations Portfolio

+For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

155,327,016	104,259,372	177,629,889	40,821,869	396,081,148	519,817,296
1,086,664	1,586,163	153,053	234,875	240,984	359,516
(135,805,178)	(86,016,859)	(158,736,545)	(35,604,952)	(400,748,510)	(505,198,092)

20,608,502	19,828,676	19,046,397	5,451,792	(4,426,378)	14,978,720

3,764,383,166	2,216,969,652	2,639,237,676	221,320,061	856,257,204	75,754,697
5,717,274	8,602,008	6,569,141	1,233,870	1,472,172	176,710
(3,604,547,008)	(2,304,090,205)	(1,147,894,376)	(133,155,985)	(598,065,203)	(59,173,930)

165,553,432	(78,518,545)	1,497,912,441	89,397,946	259,664,173	16,757,477

—	—	957,193,277	818,892,274	1,549,743,642	1,262,499,454
978	12,901	79,833	13,060	10,711	24,862
(393,432)	(1,000)	(1,008,941,821)	(802,374,161)	(1,595,719,793)	(1,475,114,322)

(392,454)	11,901	(51,668,711)	16,531,173	(45,965,440)	(212,590,006)

97	291,968	101,825,133	15,076,035	542,049,067	929,109,779
12	920	89,026	140,093	2,136,762	2,213,544
(192)	(1,796,847)	(42,353,943)	(13,935,416)	(720,120,416)	(629,760,651)

(83)	(1,503,959)	59,560,216	1,280,712	(175,934,587)	301,562,672

185,769,397	(60,181,927)	1,524,850,343	112,661,623	33,337,768	120,708,863

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Year
Federal Portfolio

											Ratios assuming no
											expense reductions
										Ratio of net		Ratio of net
	Net asset			Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net		from net		value,		end	expenses to	income to	expenses to	income (loss) to
	beginning	investment		investment		end	Total	of year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)		income		of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	$1.00	$0.023	(c)	$(0.023	)(c)	$1.00	2.31%	$119,766	0.42%	2.16%	0.42%	2.16%
2008-ILA Administration Units	1.00	0.021	(c)	(0.021	)(c)	1.00	2.16	2,976,558	0.57	2.08	0.57	2.08
2008-ILA Service Units	1.00	0.019	(c)	(0.019	)(c)	1.00	1.90	116,731	0.82	1.83	0.82	1.83
2008-ILA Cash Management Shares	1.00	0.017	(c)	(0.017	)(c)	1.00	1.73	343,145	0.99	1.53	1.42	1.10

2007-ILA Units	1.00	0.047		(0.047)		1.00	4.85	82,946	0.41	4.67	0.42	4.66
2007-ILA Administration Units	1.00	0.046		(0.046)		1.00	4.69	2,005,664	0.56	4.60	0.57	4.59
2007-ILA Service Units	1.00	0.043		(0.043)		1.00	4.43	95,938	0.81	4.11	0.82	4.10
2007-ILA Cash Management Shares	1.00	0.042		(0.042)		1.00	4.25	106,375	0.98	3.77	1.42	3.33

2006-ILA Units	1.00	0.046		(0.046)		1.00	4.65	27,595	0.41	4.32	0.41	4.32
2006-ILA Administration Units	1.00	0.044		(0.044)		1.00	4.49	1,755,687	0.56	4.41	0.56	4.41
2006-ILA Service Units	1.00	0.042		(0.042)		1.00	4.23	198,350	0.81	4.18	0.81	4.18
2006-ILA Cash Management Shares	1.00	0.038		(0.038)		1.00	4.06	255	0.98	3.81	1.41	3.38

2005-ILA Units	1.00	0.028		(0.028)		1.00	2.82	784,191	0.41	2.74	0.41	2.74
2005-ILA Administration Units	1.00	0.026		(0.026)		1.00	2.67	1,481,451	0.56	2.64	0.56	2.64
2005-ILA Service Units	1.00	0.024		(0.024)		1.00	2.41	204,181	0.81	2.39	0.81	2.39
2005-ILA Cash Management Shares	1.00	0.022		(0.022)		1.00	2.24	124,382	0.98	2.13	1.41	1.70

2004-ILA Units	1.00	0.010		(0.010)		1.00	0.97	937,553	0.41	0.94	0.41	0.94
2004-ILA Administration Units	1.00	0.008		(0.008)		1.00	0.82	1,412,667	0.56	0.84	0.56	0.84
2004-ILA Service Units	1.00	0.006		(0.006)		1.00	0.57	230,227	0.81	0.54	0.81	0.54
2004-ILA Cash Management Shares	1.00	0.004		(0.004)		1.00	0.42	151,658	0.94	0.26	1.41	(0.21)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions.

(c)	Net investment income and distributions from net investment income contain $0.0003 and $(0.0003) of realized capital gains and distributions from net realized gains, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Money Market Portfolio

									Ratios assuming no
									expense reductions
								Ratio of net		Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net	value,		end	expenses to	income to	expenses to	income (loss) to
	beginning	investment	investment	end	Total	of year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	$1.00	$0.024	$(0.024)	$1.00	2.40%	$431,864	0.44%	2.41%	0.45%	2.40%
2008-ILA Administration Units	1.00	0.022	(0.022)	1.00	2.25	8,627	0.59	2.35	0.60	2.34
2008-ILA Service Units	1.00	0.020	(0.020)	1.00	1.99	35,734	0.84	2.12	0.85	2.11
2008-ILA Cash Management Shares	1.00	0.018	(0.018)	1.00	1.82	2	1.01	1.67	1.45	1.23

2007-ILA Units	1.00	0.049	(0.049)	1.00	5.02	393,809	0.44	4.90	0.47	4.87
2007-ILA Administration Units	1.00	0.047	(0.047)	1.00	4.86	14,383	0.59	4.75	0.62	4.72
2007-ILA Service Units	1.00	0.045	(0.045)	1.00	4.60	45,010	0.84	4.52	0.87	4.49
2007-ILA Cash Management Shares	1.00	0.043	(0.043)	1.00	4.42	1	1.01	4.51	1.47	4.05

2006-ILA Units	1.00	0.046	(0.046)	1.00	4.72	293,929	0.43	4.54	0.43	4.54
2006-ILA Administration Units	1.00	0.045	(0.045)	1.00	4.57	9,571	0.57	4.31	0.57	4.31
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.31	255,951	0.83	4.22	0.83	4.22
2006-ILA Cash Management Shares	1.00	0.040	(0.040)	1.00	4.13	2	0.99	3.87	1.42	3.44

2005-ILA Units	1.00	0.029	(0.029)	1.00	2.91	578,208	0.41	2.85	0.41	2.85
2005-ILA Administration Units	1.00	0.027	(0.027)	1.00	2.75	947,855	0.56	2.73	0.56	2.73
2005-ILA Service Units	1.00	0.025	(0.025)	1.00	2.50	262,445	0.81	2.48	0.81	2.48
2005-ILA Cash Management Shares	1.00	0.023	(0.023)	1.00	2.32	134,241	0.98	2.27	1.41	1.84

2004-ILA Units	1.00	0.010	(0.010)	1.00	1.03	546,525	0.42	1.02	0.42	1.02
2004-ILA Administration Units	1.00	0.009	(0.009)	1.00	0.88	832,256	0.57	0.91	0.57	0.91
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.62	243,625	0.82	0.61	0.82	0.61
2004-ILA Cash Management Shares	1.00	0.005	(0.005)	1.00	0.48	111,984	0.95	0.36	1.42	(0.11)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Prime Obligations Portfolio

									Ratios assuming no
									expense reductions
								Ratio of net		Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net	value,		end	expenses to	income to	expenses to	income (loss) to
	beginning	investment	investment	end	Total	of year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	$1.00	$0.024	$(0.024)	$1.00	2.38%	$52,042	0.44%	2.37%	0.45%	2.36%
2008-ILA Administration Units	1.00	0.022	(0.022)	1.00	2.23	46,604	0.59	2.46	0.60	2.45
2008-ILA Service Units	1.00	0.020	(0.020)	1.00	1.97	466,445	0.84	1.96	0.85	1.95
2008-ILA B Units	1.00	0.014	(0.014)	1.00	1.36	35,144	1.44	1.33	1.45	1.32
2008-ILA C Units	1.00	0.014	(0.014)	1.00	1.36	61,592	1.44	1.33	1.45	1.32
2008-ILA Cash Management Shares	1.00	0.018	(0.018)	1.00	1.80	45,816	1.01	1.75	1.45	1.31

2007-ILA Units	1.00	0.049	(0.049)	1.00	5.01	121,193	0.43	4.92	0.44	4.91
2007-ILA Administration Units	1.00	0.047	(0.047)	1.00	4.86	95,770	0.58	4.75	0.59	4.74
2007-ILA Service Units	1.00	0.045	(0.045)	1.00	4.59	434,359	0.83	4.49	0.84	4.48
2007-ILA B Units	1.00	0.039	(0.039)	1.00	3.97	25,971	1.43	3.88	1.44	3.87
2007-ILA C Units	1.00	0.039	(0.039)	1.00	3.97	43,663	1.43	3.89	1.44	3.88
2007-ILA Cash Management Shares	1.00	0.043	(0.043)	1.00	4.42	23,597	1.00	4.32	1.44	3.88

2006-ILA Units	1.00	0.046	(0.046)	1.00	4.73	290,894	0.43	4.70	0.46	4.67
2006-ILA Administration Units	1.00	0.045	(0.045)	1.00	4.58	73,758	0.58	4.44	0.61	4.41
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.32	276,733	0.83	4.26	0.86	4.23
2006-ILA B Units	1.00	0.036	(0.036)	1.00	3.69	9,308	1.43	3.63	1.46	3.60
2006-ILA C Units	1.00	0.036	(0.036)	1.00	3.69	18,392	1.43	3.63	1.46	3.60
2006-ILA Cash Management Shares	1.00	0.041	(0.041)	1.00	4.14	4,189	1.00	3.98	1.46	3.52

2005-ILA Units	1.00	0.029	(0.029)	1.00	2.91	135,351	0.43	2.81	0.46	2.78
2005-ILA Administration Units	1.00	0.027	(0.027)	1.00	2.75	110,480	0.58	2.79	0.61	2.76
2005-ILA Service Units	1.00	0.025	(0.025)	1.00	2.50	228,238	0.83	2.45	0.86	2.42
2005-ILA B Units	1.00	0.019	(0.019)	1.00	1.90	12,304	1.43	1.80	1.46	1.77
2005-ILA C Units	1.00	0.019	(0.019)	1.00	1.90	19,781	1.43	1.87	1.46	1.84
2005-ILA Cash Management Shares	1.00	0.023	(0.023)	1.00	2.32	5,585	1.00	2.29	1.46	1.83

2004-ILA Units	1.00	0.010	(0.010)	1.00	1.00	160,780	0.43	1.00	0.47	0.96
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.85	65,049	0.58	0.86	0.62	0.82
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.60	205,341	0.83	0.63	0.87	0.59
2004-ILA B Units	1.00	0.003	(0.003)	1.00	0.35	18,080	1.07	0.35	1.47	(0.05)
2004-ILA C Units	1.00	0.003	(0.003)	1.00	0.35	15,068	1.07	0.36	1.47	(0.04)
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.45	7,321	0.97	0.40	1.47	(0.10)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Tax-Exempt California Portfolio

										Ratios assuming no
										expense reductions
									Ratio of net		Ratio of net
	Net asset		Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net		value,		end	expenses to	income to	expenses to	income (loss) to
	beginning	investment	investment		end	Total	of year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)	income		of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	$1.00	$0.016	$(0.016	)(c)	$1.00	1.60%	$147,340	0.44%	1.56%	0.46%	1.54%
2008-ILA Administration Units	1.00	0.014	(0.014	)(c)	1.00	1.45	499,754	0.59	1.42	0.61	1.40
2008-ILA Service Units	1.00	0.012	(0.012	)(c)	1.00	1.21	445	0.82	0.72	0.86	0.68
2008-ILA Cash Management Shares	1.00	0.011	(0.011	)(c)	1.00	1.05	1	0.84	1.18	1.46	0.56

2007-ILA Units	1.00	0.031	(0.031	)(c)	1.00	3.20	176,449	0.43	3.14	0.44	3.13
2007-ILA Administration Units	1.00	0.030	(0.030	)(c)	1.00	3.05	494,463	0.58	2.99	0.59	2.98
2007-ILA Service Units	1.00	0.027	(0.027	)(c)	1.00	2.79	2	0.83	2.73	0.84	2.72
2007-ILA Cash Management Shares	1.00	0.026	(0.026	)(c)	1.00	2.62	1	1.00	2.64	1.44	2.20

2006-ILA Units	1.00	0.029	(0.029	)(c)	1.00	3.03	130,302	0.43	2.90	0.44	2.90
2006-ILA Administration Units	1.00	0.028	(0.028	)(c)	1.00	2.87	420,875	0.58	2.82	0.59	2.81
2006-ILA Service Units	1.00	0.026	(0.026	)(c)	1.00	2.62	2	0.83	2.56	0.84	2.56
2006-ILA Cash Management Shares	1.00	0.023	(0.023	)(c)	1.00	2.44	10	1.00	2.35	1.44	1.91

2005-ILA Units	1.00	0.020	(0.020)		1.00	1.98	268,806	0.43	1.99	0.44	1.98
2005-ILA Administration Units	1.00	0.018	(0.018)		1.00	1.83	300,545	0.58	1.79	0.59	1.78
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.57	2	0.83	1.60	0.83	1.60
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.40	27,385	1.00	1.45	1.44	1.01

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.78	208,139	0.43	0.74	0.45	0.72
2004-ILA Administration Units	1.00	0.006	(0.006)		1.00	0.62	273,919	0.58	0.64	0.60	0.62
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.39	2	0.83	0.36	0.85	0.34
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.32	14,721	0.82	0.23	1.45	(0.40)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions.
(c)	Amount includes $0.00021, $0.00007 and $0.00028 of distributions from net realized gains for the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Tax-Exempt Diversified Portfolio

										Ratios assuming no
										expense reductions
									Ratio of net		Ratio of net
	Net asset		Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net		value,		end	expenses to	income to	expenses to	income (loss) to
	beginning	investment	investment		end	Total	of year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)	income		of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	$1.00	$0.017	$(0.017	)(c)	$1.00	1.74%	$171,017	0.43%	1.72%	0.44%	1.71%
2008-ILA Administration Units	1.00	0.016	(0.016	)(c)	1.00	1.59	1,358,448	0.58	1.56	0.59	1.55
2008-ILA Service Units	1.00	0.013	(0.013	)(c)	1.00	1.33	22,873	0.83	1.29	0.84	1.28
2008-ILA Cash Management Shares	1.00	0.012	(0.012	)(c)	1.00	1.17	58	1.00	1.16	1.44	0.72

2007-ILA Units	1.00	0.032	(0.032	)(c)	1.00	3.31	147,044	0.43	3.24	0.44	3.23
2007-ILA Administration Units	1.00	0.031	(0.031	)(c)	1.00	3.15	725,018	0.58	3.09	0.59	3.08
2007-ILA Service Units	1.00	0.028	(0.028	)(c)	1.00	2.90	20,559	0.83	2.85	0.84	2.84
2007-ILA Cash Management Shares	1.00	0.026	(0.026	)(c)	1.00	2.72	705	1.00	2.68	1.44	2.24

2006-ILA Units	1.00	0.029	(0.029	)(c)	1.00	3.08	125,168	0.41	2.92	0.42	2.92
2006-ILA Administration Units	1.00	0.028	(0.028	)(c)	1.00	2.93	557,264	0.57	2.84	0.57	2.84
2006-ILA Service Units	1.00	0.026	(0.026	)(c)	1.00	2.67	17,741	0.82	2.62	0.82	2.62
2006-ILA Cash Management Shares	1.00	0.024	(0.024	)(c)	1.00	2.50	2,963	0.98	2.38	1.41	1.95

2005-ILA Units	1.00	0.020	(0.020)		1.00	2.02	634,174	0.41	1.98	0.41	1.98
2005-ILA Administration Units	1.00	0.019	(0.019)		1.00	1.87	1,344,727	0.56	1.83	0.56	1.83
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.61	24,328	0.81	1.59	0.81	1.59
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.44	147,558	0.98	1.41	1.41	0.98

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.82	697,374	0.41	0.80	0.41	0.80
2004-ILA Administration Units	1.00	0.007	(0.007)		1.00	0.67	1,338,658	0.56	0.69	0.56	0.69
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.42	23,652	0.81	0.43	0.81	0.43
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	139,086	0.87	0.28	1.41	(0.26)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on taxable distributions.
(c)	Amount includes $0.00009, $0.00014 and $0.0004 of distributions from net realized gains for the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Tax-Exempt New York Portfolio

										Ratios assuming no
										expense reductions
									Ratio of net		Ratio of net
	Net asset		Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net		value,		end	expenses to	income to	expenses to	income (loss) to
	beginning	investment	investment		end	Total	of year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)	income		of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	$1.00	$0.017	$(0.017	)(c)	$1.00	1.70%	$76,958	0.44%	1.67%	0.47%	1.64%
2008-ILA Administration Units	1.00	0.015	(0.015	)(c)	1.00	1.55	418,830	0.59	1.48	0.62	1.45
2008-ILA Service Units	1.00	0.013	(0.013	)(c)	1.00	1.30	76	0.84	1.41	0.87	1.38
2008-ILA Cash Management Shares	1.00	0.011	(0.011	)(c)	1.00	1.14	1	0.90	1.11	1.47	0.54

2007-ILA Units	1.00	0.032	(0.032	)(c)	1.00	3.24	56,353	0.43	3.20	0.46	3.17
2007-ILA Administration Units	1.00	0.030	(0.030	)(c)	1.00	3.09	253,295	0.58	3.04	0.61	3.01
2007-ILA Service Units	1.00	0.028	(0.028	)(c)	1.00	2.83	468	0.83	2.79	0.86	2.76
2007-ILA Cash Management Shares	1.00	0.026	(0.026	)(c)	1.00	2.66	1	1.00	2.65	1.46	2.19

2006-ILA Units	1.00	0.030	(0.030	)(c)	1.00	3.04	36,521	0.43	2.92	0.45	2.90
2006-ILA Administration Units	1.00	0.029	(0.029	)(c)	1.00	2.89	331,793	0.58	2.86	0.60	2.85
2006-ILA Service Units	1.00	0.027	(0.027	)(c)	1.00	2.63	456	0.83	2.67	0.85	2.65
2006-ILA Cash Management Shares	1.00	0.023	(0.023	)(c)	1.00	2.46	1,507	1.00	2.33	1.45	1.88

2005-ILA Units	1.00	0.020	(0.020)		1.00	1.99	100,268	0.43	1.94	0.45	1.92
2005-ILA Administration Units	1.00	0.018	(0.018)		1.00	1.84	206,485	0.58	1.83	0.60	1.81
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.58	72	0.83	1.34	0.84	1.33
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.41	58,291	1.00	1.35	1.45	0.90

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.78	99,743	0.43	0.78	0.46	0.75
2004-ILA Administration Units	1.00	0.006	(0.006)		1.00	0.63	174,135	0.58	0.65	0.61	0.62
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.40	156	0.82	0.41	0.86	0.37
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	59,693	0.87	0.30	1.46	(0.29)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on taxable distributions.
(c)	Amount includes $0.0003, $0.00005 and $0.00008 of distributions from net realized gains for the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Treasury Instruments Portfolio

											Ratios assuming no
											expense reductions
										Ratio of net		Ratio of net
	Net asset			Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net		from net		value,		end	expenses to	income to	expenses to	income (loss) to
	beginning	investment		investment		end	Total	of year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)		income		of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	$1.00	$0.013	(c)	$(0.013	)(c)	$1.00	1.31%	$28,109	0.43%	0.68%	0.43%	0.68%
2008-ILA Administration Units	1.00	0.012	(c)	(0.012	)(c)	1.00	1.17	1,611,056	0.57	0.56	0.58	0.55
2008-ILA Service Units	1.00	0.009	(c)	(0.009	)(c)	1.00	0.95	123,509	0.81	0.70	0.83	0.68
2008-ILA Cash Management Shares	1.00	0.008	(c)	(0.008	)(c)	1.00	0.80	66,829	0.78	0.22	1.43	(0.43)

2007-ILA Units	1.00	0.042	(c)	(0.042	)(c)	1.00	4.32	9,055	0.43	3.94	0.46	3.91
2007-ILA Administration Units	1.00	0.041	(c)	(0.041	)(c)	1.00	4.16	112,629	0.58	3.68	0.61	3.65
2007-ILA Service Units	1.00	0.038	(c)	(0.038	)(c)	1.00	3.91	175,160	0.83	3.71	0.86	3.68
2007-ILA Cash Management Shares	1.00	0.037	(c)	(0.037	)(c)	1.00	3.73	7,247	1.00	3.34	1.46	2.88

2006-ILA Units	1.00	0.042		(0.042)		1.00	4.42	3,602	0.43	4.19	0.48	4.14
2006-ILA Administration Units	1.00	0.041		(0.041)		1.00	4.26	23,217	0.58	4.14	0.64	4.08
2006-ILA Service Units	1.00	0.039		(0.039)		1.00	4.00	158,611	0.83	3.92	0.88	3.87
2006-ILA Cash Management Shares	1.00	0.035		(0.035)		1.00	3.82	5,966	1.00	3.51	1.47	3.04

2005-ILA Units	1.00	0.026		(0.026)		1.00	2.59	26,118	0.43	2.50	0.45	2.48
2005-ILA Administration Units	1.00	0.024		(0.024)		1.00	2.44	37,744	0.58	2.43	0.60	2.41
2005-ILA Service Units	1.00	0.022		(0.022)		1.00	2.18	325,678	0.83	2.15	0.85	2.13
2005-ILA Cash Management Shares	1.00	0.020		(0.020)		1.00	2.01	26,741	1.00	2.00	1.45	1.55

2004-ILA Units	1.00	0.008		(0.008)		1.00	0.85	33,836	0.43	0.79	0.44	0.78
2004-ILA Administration Units	1.00	0.007		(0.007)		1.00	0.70	33,103	0.58	0.68	0.59	0.67
2004-ILA Service Units	1.00	0.004		(0.004)		1.00	0.44	372,296	0.83	0.40	0.84	0.39
2004-ILA Cash Management Shares	1.00	0.004		(0.004)		1.00	0.38	15,775	0.88	0.31	1.44	(0.25)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.
(c)	Net investment income and distributions from net investment income contain $0.002, $(0.002), $0.001 and $(0.001) of realized capital gains and distributions from net realized gains, for the years ended December 31, 2008 and December 31, 2007, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Treasury Obligations Portfolio

											Ratios assuming no
											expense reductions
										Ratio of net		Ratio of net
	Net asset			Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net		from net		value,		end	expenses to	income to	expenses to	income (loss) to
	beginning	investment		investment		end	Total	of year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)		income		of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	$1.00	$0.014	(c)	$(0.014	)(c)	$1.00	1.43%	$35,732	0.43%	1.46%	0.43%	1.46%
2008-ILA Administration Units	1.00	0.013	(c)	(0.013	)(c)	1.00	1.28	276,631	0.57	0.85	0.58	0.84
2008-ILA Service Units	1.00	0.011	(c)	(0.011	)(c)	1.00	1.09	388,814	0.78	1.11	0.83	1.06
2008-ILA Cash Management Shares	1.00	0.010	(c)	(0.010	)(c)	1.00	0.96	185,085	0.91	1.03	1.43	0.51

2007-ILA Units	1.00	0.045		(0.045)		1.00	4.56	40,156	0.43	4.44	0.43	4.44
2007-ILA Administration Units	1.00	0.043		(0.043)		1.00	4.40	16,911	0.58	3.70	0.58	3.70
2007-ILA Service Units	1.00	0.041		(0.041)		1.00	4.14	434,726	0.83	4.11	0.83	4.11
2007-ILA Cash Management Shares	1.00	0.039		(0.039)		1.00	3.97	361,004	1.00	3.49	1.43	3.06

2006-ILA Units	1.00	0.043		(0.043)		1.00	4.62	25,175	0.43	4.34	0.43	4.34
2006-ILA Administration Units	1.00	0.042		(0.042)		1.00	4.46	152	0.58	4.23	0.58	4.23
2006-ILA Service Units	1.00	0.041		(0.041)		1.00	4.20	647,287	0.83	4.11	0.83	4.11
2006-ILA Cash Management Shares	1.00	0.039		(0.039)		1.00	4.02	59,418	1.00	3.87	1.43	3.44

2005-ILA Units	1.00	0.027		(0.027)		1.00	2.77	89,579	0.43	2.55	0.43	2.55
2005-ILA Administration Units	1.00	0.026		(0.026)		1.00	2.62	11,373	0.58	2.57	0.58	2.57
2005-ILA Service Units	1.00	0.023		(0.023)		1.00	2.36	756,424	0.83	2.41	0.83	2.41
2005-ILA Cash Management Shares	1.00	0.021		(0.021)		1.00	2.19	162,011	1.00	2.63	1.43	2.20

2004-ILA Units	1.00	0.009		(0.009)		1.00	0.91	156,027	0.43	0.92	0.43	0.92
2004-ILA Administration Units	1.00	0.008		(0.008)		1.00	0.76	12,900	0.58	0.74	0.58	0.74
2004-ILA Service Units	1.00	0.005		(0.005)		1.00	0.51	554,391	0.83	0.47	0.83	0.47
2004-ILA Cash Management Shares	1.00	0.004		(0.004)		1.00	0.40	8,035	0.92	0.26	1.43	(0.25)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions.
(c)	Net investment income and distributions from net investment income contain $0.0004 and $(0.0004) of realized capital gains and distributions from net realized gains, respectively.

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Goldman Sachs Trust—Goldman Sachs Institutional Liquid Assets Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs Institutional Liquid Assets Federal Portfolio, Goldman Sachs Institutional Liquid Assets Money Market Portfolio, Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Instruments Portfolio and Goldman Sachs Institutional Liquid Assets Treasury Obligations Portfolio (collectively, the ”Goldman Sachs Institutional Liquid Assets Portfolios”), portfolios of Goldman Sachs Trust, at December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ”financial statements”) are the responsibility of the Goldman Sachs Institutional Liquid Assets Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 19, 2009

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Portfolio Expenses — Six Month Period Ended December 31, 2008 (Unaudited)

As a unitholder/shareholder of ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (load) (with respect to ILA B and C Units); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to ILA B Units, ILA C Units and Cash Management Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 through December 31, 2008.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Portfolio				Money Market Portfolio				Prime Obligations Portfolio				Tax-Exempt California Portfolio
				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	7/1/08	12/31/08		12/31/08*	7/1/08	12/31/08		12/31/08*	7/1/08	12/31/08		12/31/08*	7/1/08	12/31/08		12/31/08*
ILA Units
Actual	$1,000.00	$1,009.20		$2.11	$1,000.00	$1,009.10		$2.20	$1,000.00	$1,009.00		$2.22	$1,000.00	$1,007.20		$2.24
Hypothetical 5% return	1,000.00	1,023.04	+	2.13	1,000.00	1,022.94	+	2.22	1,000.00	1,022.93	+	2.23	1,000.00	1,022.91	+	2.26

ILA Administration Units
Actual	1,000.00	1,008.40		2.88	1,000.00	1,008.40		2.99	1,000.00	1,008.20		2.98	1,000.00	1,006.40		2.96
Hypothetical 5% return	1,000.00	1,022.27	+	2.90	1,000.00	1,022.16	+	3.01	1,000.00	1,022.17	+	3.00	1,000.00	1,022.19	+	2.98

ILA Service Units
Actual	1,000.00	1,007.20		4.13	1,000.00	1,007.10		4.22	1,000.00	1,006.90		4.22	1,000.00	1,005.30		4.13
Hypothetical 5% return	1,000.00	1,021.02	+	4.16	1,000.00	1,020.93	+	4.25	1,000.00	1,020.93	+	4.25	1,000.00	1,021.01	+	4.17

ILA B Units
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,003.90		7.26	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,017.89	+	7.32	N/A	N/A		N/A

ILA C Units
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,003.90		7.26	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,017.89	+	7.31	N/A	N/A		N/A

ILA Cash Management Shares
Actual	1,000.00	1,006.30		4.99	1,000.00	1,006.20		5.10	1,000.00	1,006.10		5.10	1,000.00	1,004.60		4.24
Hypothetical 5% return	1,000.00	1,020.17	+	5.02	1,000.00	1,020.06	+	5.13	1,000.00	1,020.06	+	5.13	1,000.00	1,020.90	+	4.28

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Portfolio Expenses — Six Month Period Ended December 31, 2008 (Unaudited) (continued)

	Tax-Exempt Diversified Portfolio				Tax-Exempt New York Portfolio				Treasury Instruments Portfolio				Treasury Obligations Portfolio
				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	7/1/08	12/31/08		12/31/08*	7/1/08	12/31/08		12/31/08*	7/1/08	12/31/08		12/31/08*	7/1/08	12/31/08		12/31/08*
ILA Units
Actual	$1,000.00	$1,008.20		$2.15	$1,000.00	$1,008.00		$2.21	$1,000.00	$1,004.80		$2.15	$1,000.00	$1,004.40		$2.18
Hypothetical 5% return	1,000.00	1,023.00	+	2.16	1,000.00	1,022.94	+	2.22	1,000.00	1,022.99	+	2.17	1,000.00	1,022.96	+	2.20

ILA Administration Units
Actual	1,000.00	1,007.40		2.91	1,000.00	1,007.20		2.96	1,000.00	1,004.10		2.87	1,000.00	1,003.70		2.88
Hypothetical 5% return	1,000.00	1,022.23	+	2.94	1,000.00	1,022.18	+	2.99	1,000.00	1,022.28	+	2.89	1,000.00	1,022.26	+	2.91

ILA Service Units
Actual	1,000.00	1,006.10		4.18	1,000.00	1,006.00		4.22	1,000.00	1,003.20		4.06	1,000.00	1,003.00		3.95
Hypothetical 5% return	1,000.00	1,020.97	+	4.21	1,000.00	1,020.93	+	4.26	1,000.00	1,021.09	+	4.09	1,000.00	1,021.19	+	3.98

ILA Cash Management Shares
Actual	1,000.00	1,005.30		5.07	1,000.00	1,005.20		4.55	1,000.00	1,002.60		3.93	1,000.00	1,002.50		4.56
Hypothetical 5% return	1,000.00	1,020.08	+	5.10	1,000.00	1,020.60	+	4.58	1,000.00	1,021.21	+	3.97	1,000.00	1,020.59	+	4.60

*	Expenses for each share class are calculated using the Portfolios’ annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2008. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	ILA Units	ILA Administration Units	ILA Service Units	ILA B Units	ILA C Units	ILA Cash Management Shares

Federal	0.42%	0.57%	0.82%	N/A	N/A	0.99%
Money Market	0.44	0.59	0.84	N/A	N/A	1.01
Prime Obligations	0.44	0.59	0.84	1.44%	1.44%	1.01
Tax-Exempt California	0.44	0.59	0.82	N/A	N/A	0.84
Tax-Exempt Diversified	0.43	0.58	0.83	N/A	N/A	1.00
Tax-Exempt New York	0.44	0.59	0.84	N/A	N/A	0.90
Treasury Instruments	0.43	0.57	0.81	N/A	N/A	0.78
Treasury Obligations	0.43	0.57	0.78	N/A	N/A	0.91

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Trustees and Officers (Unaudited)
Independent Trustees

Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Ashok N. Bakhru Age: 66	Chairman of the Board of Trustees	Since 1991
President, ANB Associates (July 1994-March 1996 and November 1998-Present); Director, Apollo Investment Corporation (a business development company) (October 2008-Present); Executive Vice President—Finance and Administration and Chief Financial Officer and Director, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-2004); Member of Cornell University Council (1992-2004 and 2006-Present); Trustee of the Walnut Street Theater (1992-2004; Trustee, Scholarship America (1998-2005); Trustee, Institute for Higher Education Policy (2003-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

Chairman of the Board of Trustees—Goldman Sachs Mutual Fund Complex.
				95	Apollo Investment Corporation (a business development company)

John P. Coblentz, Jr. Age: 67	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003); Director, Emerging Markets Group, Ltd. (2004-2006); and Director, Elderhostel, Inc. (2006-Present). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Trustees and Officers (Unaudited) (continued)
Independent Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Diana M. Daniels Age: 59	Trustee	Since 2007	Ms. Daniels is retired (since January 2007). Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991-2006). Ms. Daniels is Chairman of the Executive Committee, Cornell University (2006-Present); Member, Advisory Board, Psychology Without Borders (international humanitarian aid organization) (since 2007), and former Member of the Legal Advisory Board, New York Stock Exchange (2003-2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006-2007). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

Patrick T. Harker Age: 50	Trustee	Since 2000	President, University of Delaware (July 2007-Present); Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-June 2007); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-January 2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Trustees and Officers (Unaudited) (continued)
Independent Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Jessica Palmer Age: 60	Trustee	Since 2007	Consultant, Citigroup Human Resources Department (2007-2008); Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) (1984-2006). Ms. Palmer is a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004-Present). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

Richard P. Strubel Age: 69	Trustee	Since 1987	Director, Cardean Learning Group (provider of educational services via the internet) (2003-2008); President, COO and Director, Cardean Learning Group (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-2005); Audit Committee Chairman, The University of Chicago (2006-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex.	95	Gildan Activewear Inc. (a clothing marketing and manufacturing company); Northern Mutual Fund Complex (58 Portfolios) (Chairman of the Board of Trustees).

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Trustees and Officers (Unaudited) (continued)
Interested Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

James A. McNamara* Age: 46	President and Trustee	Since 2007	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President—Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001-2007). Trustee—Goldman Sachs Mutual Fund Complex (November 2007-Present and December 2002-May 2004).	95	None

Alan A. Shuch* Age: 59	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Peter V. Bonanno.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the conclusion of the first Board meeting held subsequent to the day the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[3]	The Goldman Sachs Mutual Fund Complex consists of the Trust Goldman Sachs Municipal Opportunity Fund, and Goldman Sachs Variable Insurance Trust. As of December 31, 2008, the Trust consisted of 83 portfolios (of which 82 offer shares to the public), and Goldman Sachs Variable Insurance Trust consisted of 11 portfolios.
[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Trustees and Officers (Unaudited) (continued)
Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Address and Age	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

James A. McNamara 32 Old Slip New York, NY 10005 Age: 46	President and Trustee	Since 2007
Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President—Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001-2007).

Trustee—Goldman Sachs Mutual Fund Complex (November 2007-Present and December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 44	Treasurer and Senior Vice President	Since 1997 Since 2007	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer and Senior Vice President—Goldman Sachs Mutual Fund Complex.

Peter V. Bonanno One New York Plaza New York, NY 10004 Age: 41	Secretary	Since 2003
Managing Director, Goldman Sachs (December 2006-Present); Associate General Counsel, Goldman Sachs (2002-Present); Vice President, Goldman Sachs (1999-2006); and Assistant General Counsel, Goldman Sachs (1999-2002).

Secretary—Goldman Sachs Mutual Fund Complex (2006-Present); and Assistant Secretary—Goldman Sachs Mutual Fund Complex (2003-2006).

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

 Goldman Sachs Institutional Liquid Assets Portfolios — Tax Information (Unaudited)

During the year ended December 31, 2008, 99.94%, 99.91%, 100% of the distributions from net investment income paid by the ILA Tax-Exempt California, ILA Tax-Exempt Diversified and ILA Tax-Exempt New York Portfolios, respectively, were exempt-interest dividends and as such, are not subject to U.S. federal income tax.

Pursuant to Section 852 of the Internal Revenue Code, the ILA Tax-Exempt California, ILA Tax-Exempt Diversified and ILA Tax-Exempt New York Portfolios designate $25,192, $22,901 and $33,131, respectively, as capital gain dividends paid during the year ended December 31, 2008.

During the year ended December 31, 2008, 100% of the distributions paid by the ILA Federal, ILA Treasury Instruments and ILA Treasury Obligations Portfolios were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

During the year ended December 31, 2008, the ILA Tax-Exempt California, ILA Tax-Exempt Diversified, and ILA Tax-Exempt New York Portfolios designate $119,320, $100,888, and $83,447, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

The Standard 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

The 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include a Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Portfolios.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

Copyright 2009 Goldman, Sachs & Co. All rights reserved.	09-19056.MF/375K / 02-09

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Diana M. Daniels
Patrick T. Harker
James A. McNamara
Jessica Palmer
Alan A. Shuch
Richard P. Strubel

OFFICERS
James A. McNamara, President
John M. Perlowski, Senior Vice President and Treasurer
Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

ILA/AR 12/08	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2008	2007	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$2,137,976	$1,995,700	Financial Statement audits. For 2008, $ 706,116 represents audit fees borne by the Funds’ adviser in relation to fees incurred as a result of fiscal year end changes.

Audit-Related Fees:

• PwC	$70,222	$249,000	Other attest services

Tax Fees:

• PwC	$661,500	$511,900	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns. For 2008, $71,161 represents fees borne by the Funds’ adviser in relation to fees incurred as a result of fiscal year end changes.

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2008	2007	Description of Services Rendered

Audit-Related Fees:

• PwC	$1,259,000	$937,000	Internal control review performed in accordance with Statement on Auditing Standards No. 70. These fees are borne by the Funds’ Adviser.

All Other Fees:

• PwC	$50,000	$199,500	Services provided for the review of documentation and filings in reference to share class and Fund commencements, Fund reorganizations and additional due diligence assessments. The 2008 fees represent amounts borne by the Funds’ adviser.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PricewaterhouseCoopers LLP for the twelve months ended December 31, 2008 and December 31, 2007 were approximately $731,722 and $760,900 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended December 31, 2008 and December 31, 2007 were approximately $5.3 million and $5.3 million respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2006 and 2007 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	February 27, 2009

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	February 27, 2009